PROSPECTUS & APPLICATION
FRANKLIN
MUTUAL
SERIES FUND INC.

------------------------------------------------------------------------------
  MAY 1, 1997
  AS AMENDED AUGUST 19, 1997

INVESTMENT STRATEGIES

GROWTH AND INCOME o VALUE

GROWTH AND INCOME o VALUE

GROWTH AND INCOME o VALUE

GROWTH AND INCOME o VALUE

GLOBAL o VALUE

GROWTH o VALUE

MUTUAL SHARES FUND

MUTUAL QUALIFIED FUND

MUTUAL BEACON FUND

MUTUAL FINANCIAL SERVICES FUND

MUTUAL EUROPEAN FUND

Mutual Discovery Fund

This prospectus describes Class I and Class II shares of the six series of Franklin Mutual Series Fund Inc. ("Mutual Series"): Mutual Shares Fund ("Mutual Shares"), Mutual Qualified Fund ("Qualified"), Mutual Beacon Fund ("Beacon"), Mutual European Fund ("European"), Mutual Discovery Fund ("Discovery") and Mutual Financial Services Fund ("Financial Services"). Each of these series may, individually or together, be referred to as the "Fund(s)." This prospectus contains information you should know before investing in the Fund. Please keep it for future reference.

The Fund currently offers another class of shares with a different sales charge and expense structure, which affects performance. This class is described in a separate prospectus. For more information, contact your investment representative or call 1-800/DIAL BEN.

The Fund has a Statement of Additional Information ("SAI") for its Class I and Class II shares, dated May 1, 1997, as amended August 19, 1997, which may be further amended from time to time. It includes more information about the Fund's procedures and policies. It has been filed with the SEC and is incorporated by reference into this prospectus. For a free copy or a larger print version of this prospectus, call 1-800/DIAL BEN or write the Fund at its address.

SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY OF THE U.S. GOVERNMENT. SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

LIKE ALL MUTUAL FUNDS, THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC OR ANY STATE SECURITIES COMMISSION NOR HAS THE SEC OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THIS PROSPECTUS IS NOT AN OFFERING OF THE SECURITIES HEREIN DESCRIBED IN ANY STATE, JURISDICTION OR COUNTRY IN WHICH THE OFFERING IS NOT AUTHORIZED. NO SALES REPRESENTATIVE, DEALER, OR OTHER PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS. FURTHER INFORMATION MAY BE OBTAINED FROM DISTRIBUTORS.

The principal investment objective of Mutual Shares, Qualified, Beacon, European and Financial Services is capital appreciation, which may occasionally be short-term. A secondary objective of each is income. Discovery's investment objective is long-term capital appreciation.


TABLE OF CONTENTS

ABOUT THE FUND

Expense Summary
Financial Highlights
How does the Fund Invest its Assets?
Who Manages the Fund?          19
How does the Fund Measure Performance?
How Taxation Affects the Fund and its Shareholders
How is the Fund Organized?

ABOUT YOUR ACCOUNT

How Do I Buy Shares?
May I Exchange Shares for Shares of Another Fund?
How Do I Sell Shares?
What Distributions Might I Receive from the Fund?
Transaction Procedures and Special Requirements
Services to Help You Manage Your Account
What If I Have Questions About My Account?

GLOSSARY
Useful Terms and Definitions

FRANKLIN
MUTUAL SERIES
FUND INC.
-----------------------------------------------------------

MAY 1, 1997
AS AMENDED AUGUST 19, 1997

When reading this prospectus, you will see certain terms beginning with capital letters. This means the term is explained in our glossary section.

51 John F. Kennedy Parkway
Short Hills, NJ 07078
1-800/DIAL BEN

ABOUT THE FUND

EXPENSE SUMMARY

This table is designed to help you understand the costs of investing in the Fund. With the exception of Financial Services, it is based on the historical management fees and other expenses of the Class Z shares of each series for the fiscal year ended December 31, 1996, and the maximum contractual Class I or Class II Rule 12b-1 fees. The numbers in the table for Financial Services are based on estimated expenses for the current fiscal year. The Funds' actual expenses may vary.


A.    SHAREHOLDER TRANSACTION EXPENSES+

                  Mutual                                              Financial
                  Shares    Qualified   Beacon   Discovery  European  Services
------------------------------------------------------------------------------

  Class I
  Maximum Sales Charge
  (as a percentage
  of Offering
  Price)          4.50%       4.50%      4.50%       4.50%       4.50%    4.50%
Paid at
  time of
  purchase++      4.50%       4.50%      4.50%       4.50%       4.50%    4.50%
Paid at
  redemption++++
                  None        None      None         None        None     None

  Class II
  Maximum Sales Charge
  (as a
  percentage
  of Offering
  Price)         1.99%       1.99%      1.99%        1.99%       1.99%    1.99%
Paid at
  time of
  purchase+++    1.00%       1.00%      1.00%        1.00%       1.00%    1.00%
Paid at
  redemption++++
                 0.99%       0.99%      0.99%        0.99%       0.99     0.99%

B.    ANNUAL FUND OPERATING EXPENSES
     (AS A PERCENTAGE OF AVERAGE NET ASSETS)

     CLASS I
     Management
      Fees      0.60%**     0.60%**      0.60%**     0.80%**     0.80%**  0.00%*
     Rule 12b-1
      Fees***   0.35%       0.35%        0.35%       0.35%       0.35%    0.35%
     Other
      Expenses  0.12%       0.18%        0.15%       0.19%       0.35%    1.00%
               ---------------------------------------------------------------
     Total
      Fund
      Operating
      Expenses**
               1.07%**     1.13%**       1.10%**     1.34%**     1.50%** 1.35%*
               ================================================================

  CLASS II
     Management
      Fees    0.60%**     0.60%**        0.60%**      0.80%**    0.80%** 0.00%*
     Rule
      12b-1
      Fees***
              1.00%       1.00%          1.00%        1.00%      1.00%   1.00%
     Other
      Expenses
              0.12%       0.18%          0.15%        0.19%      0.35%   1.00%
            ------------------------------------------------------------------
     Total
      Fund
      Operating
      Expenses**
             1.72%**     1.78%**         1.75%**     1.99%**     2.15%** 2.00%*

C.    Example

     Assume the annual return for each class is 5%, operating expenses are as described above, and you sell your shares after the number of years shown. These are the projected expenses for each $1,000 that you invest in the Fund.


                    MUTUAL                                           FINANCIAL
                    SHARES  QUALIFIED   BEACON  DISCOVERY  EUROPEAN  SERVICES
-------------------------------------------------------------------------------
  CLASS I
  1 Year****        $ 55     $ 56        $ 56   $ 58        $ 60       $ 58
  3 Years           $ 78     $ 79        $ 78   $ 86        $ 90       $ 86
  5 Years           $101     $104        $103   $115        $123        --
  10 Years          $170     $176        $173   $199        $216        --

  CLASS I
  1 Year            $ 37     $ 38       $ 38   $ 40         $ 41       $ 40
  3 Years           $ 64     $ 65       $ 65   $ 72         $ 77       $ 72
  5 Years           $102     $105       $104   $116         $124        --
  10 Years          $211     $217       $214   $239         $256        --
  For the same Class II investment, you would pay projected expenses of $27 (Mutual Shares), $28 (Qualified), $28 (Beacon), $30 (Discovery), $31 (European) and $30 (Financial Services) if you did not sell your shares at the end of the first year. Your projected expenses for the remaining periods would be the same.

  THIS IS JUST AN EXAMPLE. IT DOES NOT REPRESENT PAST OR FUTURE EXPENSES OR RETURNS. Actual expenses and returns may be more or less than those shown. The Fund pays its operating expenses. The effects of these expenses are reflected in the Net Asset Value or dividends of each class and are not directly charged to your account.

+If your transaction is processed through your Securities Dealer, you may be charged a fee by your Securities Dealer for this service.

++There is no front-end sales charge if you invest $1 million or more in Class I shares.

+++Although Class II has a lower front-end sales charge than Class I, its Rule 12b-1 fees are higher. Over time you may pay more for Class II shares. Please see "How Do I Buy Shares? - Deciding Which Class to Buy."

++++A Contingent Deferred Sales Charge may apply to any Class II purchase if you sell the shares within 18 months and to Class I purchases of $1 million or more if you sell the shares within one year. A Contingent Deferred Sales Charge may also apply to purchases by certain retirement plans that qualify to buy Class I shares without a front-end sales charge. The charge is 1% of the value of the shares sold or the Net Asset Value at the time of purchase, whichever is less. The number in the table shows the charge as a percentage of Offering Price. While the percentage is different depending on whether the charge is shown based on the Net Asset Value or the Offering Price, the dollar amount paid by you would be the same. See "How Do I Sell Shares? - Contingent Deferred Sales Charge" for details.

*Franklin Mutual has agreed in advance to waive its management fee and make certain payments to reduce the Financial Services Fund's expenses so its aggregate annual operating expenses do not exceed 1.35% for Class I and 2.00% for Class II for the Fund's initial twenty-four months of operations. Absent this reduction, contractual management fees would equal 0.80% and total expected operating expenses would equal 2.20% for Class I and 2.85% for Class II for the current fiscal year. After the first twenty-four months of operations, Franklin Mutual may terminate this arrangement at any time.

**For the period shown, Franklin Mutual and its affiliates had agreed in advance to limit its management fees during the Fund's previous fiscal year. This agreement, which expires October 31, 1999, did not apply to Financial Services, which was not in existence during the previous fiscal year. With this reduction, management fees and total operating expenses were as follows:

                    MUTUAL
                    SHARES    QUALIFIED  BEACON  DISCOVERY   EUROPEAN
---------------------------------------------------------------------------

Management Fees       0.58%   0.57%       0.58%   0.77%        0.74%
Total Operating
 Expenses:
 Class I              1.05%   1.10%       1.08%   1.31%        1.44%
 Class II             1.70%   1.75%       1.73%   1.96%        2.09%

***The combination of front-end sales charges and Rule 12b-1 fees could cause long-term shareholders to pay more than the economic equivalent of the maximum front-end sales charge permitted under the NASD's rules.

****Assumes a Contingent Deferred Sales Charge will not apply.

FINANCIAL HIGHLIGHTS

This table summarizes the Fund's financial history for Class I and Class II. The information has been audited by Ernst & Young LLP, the Fund's independent auditors. Their audit report appears in the Fund's Annual Report to Shareholders. The Annual Report to Shareholders also includes more information about the Fund's performance. For a free copy, please call Fund Information.

                       CLASS I               CLASS II
                       FOR THE PERIOD        FOR THE PERIOD
                       NOVEMBER 1, 1996*     NOVEMBER 1, 1996*
MUTUAL SHARES          TO DECEMBER 31, 1996  TO DECEMBER 31, 1996
-----------------------------------------------------------------------------
NET ASSET VALUE
 Beginning of Period       $94.49            $94.49
                        ---------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income        1.03              0.97
Net Gain on Securities
 (realized and unrealized)   5.43              5.41
                         ----------------------------------------------------
Total from Investment
 Operations                  6.46              6.38
LESS DISTRIBUTIONS:        --------------------------------------------------
Dividends (from net
 investment income)          2.35              2.30
Distributions
 (from capital gains)        5.79              5.79
                         ----------------------------------------------------
Total Distributions          8.14              8.09
NET ASSET VALUE
 End of Period             $92.81            $92.78
                         ----------------------------------------------------
TOTAL RETURN                 6.91%+            6.82%++
                         ====================================================
RATIOS/SUPPLEMENTAL DATA:
Net Assets,
 End of Period (millions)  $35               $17
Ratio of Expenses
 to Average Net Assets       1.09%**           1.71%**
Ratio of Net
 Investment Income
 to Average
 Net Assets                  2.44%**           1.69%**
Portfolio Turnover
 Rate                       58.35%            58.35%
Average Commission
 Per Share                  $0.041            $0.041


                     CLASS I              CLASS II
                     FOR THE PERIOD       FOR THE PERIOD
                     NOVEMBER 1, 1996*    NOVEMBER 1, 1996*
QUALIFIED            TO DECEMBER 31, 1996 TO DECEMBER 31, 1996
-------------------------------------------------------------------------
NET ASSET VALUE
 Beginning of Period     $32.80              $32.80
                      ------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
Net Investment
 Income                   0.32                 0.26
Net Gain on Securities
 (realized and
 unrealized)              1.78                 1.81
                    ---------------------------------------------------
Total from Investment
 Operations               2.10                 2.07
Less Distributions: ---------------------------------------------------
Dividends
 (from net
 investment income)      0.81                 0.79
Distributions
 (from capital gains)    1.63                 1.63
                    --------------------------------------------------------
Total Distributions      2.44                 2.42
Net Asset Value          --------------------------------------------------
 End of Period         $32.46               $32.45
                         -------------------------------------------------
Total Return             6.47%+               6.37%++
                         =================================================

RATIOS/SUPPLEMENTAL DATA:
Net Assets, End
 of Period
 (millions)            $20                 $10
Ratio of Expenses
 to Average
 Net Assets              1.13%**             1.78%**
Ratio of Net
 Investment Income
 to Average Net Assets   3.19%**             2.59%**
Portfolio Turnover
 Rate                   65.03%               65.03%
Average Commission
 Per Share              $0.036               $0.036


                     CLASS I               CLASS II
                     FOR THE PERIOD        FOR THE PERIOD
                     NOVEMBER 1, 1996*     NOVEMBER 1, 1996*
BEACON               TO DECEMBER 31, 1996  TO DECEMBER 31, 1996
--------------------------------------------------------------------------
NET ASSET VALUE
 Beginning of Period   $39.64                 $39.64
                    ----------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
Net Investment
 Income                  0.48                   0.38
Net Gain on Securities
 (realized and
 unrealized)             2.07                   2.14
                    ------------------------------------------------------
Total from Investment
 Operations              2.55                   2.52
Less Distributions: ------------------------------------------------------
Dividends
  (from net
 investment income)      1.00                   0.97
Distributions
 (from capital gains)    2.26                   2.26
                    -------------------------------------------------------
Total Distributions      3.26                   3.23
Net Asset Value     -------------------------------------------------------
 End of Period         $38.93                 $38.93
                    -------------------------------------------------------
TOTAL RETURn             6.51%+                 6.45%++
                    =======================================================
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of
 Period (millions)    $52                    $16
Ratio of Expenses
 to Average
 Net Assets             1.03%**                1.75%**
Ratio of Net
 Investment Income
 to Average Net
 Assets                 1.33%**                0.84%**
Portfolio
 Turnover Rate         66.87%                 66.87%
Average
 Commission
 Per Share            $0.047                 $0.047



                     CLASS I                 CLASS II
                     FOR THE PERIOD          FOR THE PERIOD
                     NOVEMBER 1, 1996*       NOVEMBER 1, 1996*
DISCOVERY            TO DECEMBER 31, 1996    TO DECEMBER 31, 1996
------------------------------------------------------------------------------
NET ASSET VALUE
 Beginning of Period      $17.66                  $17.66
                         -----------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income       0.11                    0.09
Net Gain on Securities
 (realized and unrealized)  0.74                    0.76
                         ------------------------------------------------------
Total from Investment
 Operations                 0.85                    0.85
Less Distributions:      -----------------------------------------------------
Dividends
 (from net
 investment income)        0.29                     0.27
Distributions
 (from capital gains)      1.07                     1.07
                         -------------------------------------------------
Total Distributions        1.36                     1.34
NET ASSET VALUE          --------------------------------------------------
 End of Period           $17.15                   $17.17
                         --------------------------------------------------
TOTAL RETURN               4.85%+                   4.90%++
                         ==========================================
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of
 Period (millions)         $30                     $18
Ratio of Expenses
 to Average Net Assets       1.38%**                 2.00%**
Ratio of Net
 Investment Income
 to Average Net Assets       0.74%**                 0.13%**
Portfolio Turnover Rate     80.18%                  80.18%
Average Commission
 Per Share                  $0.026                  $0.026


                        CLASS I               CLASS II
                        FOR THE PERIOD        FOR THE PERIOD
                        NOVEMBER 1, 1996*     NOVEMBER 1, 1996*
EUROPEAN                TO DECEMBER 31, 1996  TO DECEMBER 31, 1996
---------------------------------------------------------------------------
NET ASSET VALUE
 Beginning of Period      $10.84                  $10.84
                    -------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income       0.03                    0.02
Net Gain on Securities
 (realized and
 unrealized)                0.58                    0.58
                    -------------------------------------------------------
Total from Investment
 Operations                 0.61                    0.60
LESS DISTRIBUTIONS: -------------------------------------------------------
Dividends
 (from net
 investment income)        0.05                     0.04
Distributions
 (from capital gains)      0.02                     0.02
                    -------------------------------------------------------
Total Distributions        0.07                     0.06
NET ASSET VALUE     -------------------------------------------------------
 End of Period           $11.38                   $11.38
                    -------------------------------------------------------
TOTAL RETURN               5.61%+                   5.52%++
                    =============================================
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of
 Period (millions)          $9                          $3
Ratio of Expenses
 to Average Net Assets       1.32%**                     1.94%**
Ratio of Net
 Investment Income
 to Average Net Assets       1.44%**                     0.79%**
Portfolio Turnover Rate     36.75%                      36.75%
Average Commission
 Per Share                  $0.023                      $0.023

+Total return does not reflect sales commissions. Not annualized for periods of less than one year.

++Total return does not reflect sales commissions, or the Contingent Deferred Sales Charges. Not annualized for periods of less than one year.

*Commencement of offering of sale.

**Annualized. After reduction of expenses by Franklin Mutual. Had Franklin Mutual not taken such action, the ratios of operating expenses and net investment income would have been:

                    OPERATING  NET INVESTMENT
                    EXPENSES   INCOME
-----------------------------------------------------------------------
MUTUAL SHARES
 Class I              1.18%   2.35%
 Class II             1.80%   1.60%
QUALIFIED
 Class I              1.28%   3.04%
 Class II             1.93%   2.44%
BEACON
 Class I              1.13%   1.23%
 Class II             1.85%   0.74%
DISCOVERY
 Class I              1.51%   0.61%
 Class II             2.13%   0.00%
EUROPEAN
 Class I              1.42%   1.34%
 Class II             2.04%   0.69%

HOW DOES THE FUND INVEST ITS ASSETS?

The Fund's Investment Objective

The principal investment objective of Mutual Shares, Qualified, Beacon, European and Financial Services is capital appreciation, which may occasionally be short-term. A secondary objective of each is income. Discovery's investment objective is long-term capital appreciation. These objectives are fundamental policies of each Fund and may not be changed without shareholder approval. Of course, there is no assurance that the Fund's objective will be achieved.


Types of Securities in which the Fund May Invest

European will normally invest at least 65% of its invested assets in the securities of issuers organized under the laws of, or whose principal business operations are in, or at least 50% of whose revenue is earned from, European countries. European countries are given a broad definition which includes all of the countries that are members of the European Union, United Kingdom, Scandinavia, Eastern and Western Europe and those regions of Russia and the former Soviet Union that are considered part of Europe. European may also invest up to 35% of its invested assets in U.S. securities as well as in securities of issuers from the Levant, Middle East and the rest of the world. European is currently expected to invest primarily in Western Europe and Scandinavia but may also include investments in other countries. European will normally invest in at least 5 countries although it may invest all of its assets in a single country. However, European may include in its portfolio securities of issuers from outside of Europe and the U.S. For short-term purposes, European anticipates that it generally will buy short-term securities denominated in U.S. dollars. European will normally attempt to maintain at least 50% of the value of its assets invested in securities of foreign corporations at the close of each taxable year.

Financial Services will normally invest at least 65% of its invested assets in the securities issued by companies in the financial services industry. Accordingly, Financial Services will be concentrated in the financial services industry which, for Fund purposes, is considered to be issuers which, on the basis of information supplied to and analyzed by Franklin Mutual, are believed to have at least 50% of their assets or revenues derived from the creation, purchase and sale of financial instruments. Issuers in the financial services industry include banks, savings and loan organizations, credit card companies, brokerage firms, finance companies, sub-prime lending institutions, investment advisers, investment companies and insurance companies. Many issuers within the financial services industry are smaller capitalized companies and therefore may be subject to certain risks not associated with larger companies. (See the discussion in the next paragraph.) As the nature of the financial services industry continues to evolve, additional types of issues may be included in the Fund. Financial Services' investment policy of concentrating in the financial services industry is fundamental and may not be changed without a vote of a majority of the outstanding voting securities of Financial Services.

Discovery expects to invest approximately 50% of its assets in foreign companies and to invest proportionately more of its assets in smaller capitalized companies than the other series. Investing in smaller capitalized companies may involve greater risks than investing in securities of larger companies. Smaller companies often are not well known, often may trade at a discount and may not be followed by established financial institutions.

Each Fund pursues its objectives primarily through investments in common stock and preferred stock as well as debt securities and securities convertible into common stock (including convertible preferred and convertible debt securities). You should bear in mind that since every investment carries risk, the value of the assets of each series fluctuates with changes in the market value of the Fund's investments. Therefore, there is no assurance that the Fund's objectives will be achieved. Except for the Fund's primary and secondary investment objectives, these objectives are not fundamental and the Board reserves the right to change them without shareholder approval, which may result in the Fund having an investment objective different from that which an investor deemed appropriate at the time of investment.

The general investment policy of each Fund is to invest in common stock, preferred stock and corporate debt securities, which may be convertible into common stock and the other investments described below which, in the opinion of Franklin Mutual, are available at prices less than their intrinsic value. (See "Non-U.S. Securities," "Repurchase Agreements and Loans of Securities" and "Hedging.")

Franklin Mutual also has no pre-set limits as to the percentage of each Fund's portfolio which may be invested in equity securities, debt securities (including "junk bonds" as described below), or cash equivalents. Franklin Mutual's opinions are based upon analysis and research, taking into account, among other factors, the relationship of book value to market value of the securities, cash flow, and multiples of earnings of comparable securities. These factors are not applied formulaically, as Franklin Mutual examines each security separately; Franklin Mutual has no general criteria as to asset size, earnings or industry type which would make a security unsuitable for purchase by a Fund. Although the Funds may invest in securities from any size issuer, Mutual Shares, Qualified and Beacon will tend to invest in securities of issuers with market capitalizations in excess of $1 billion due to the larger size of these series. Each Fund may invest in securities that are traded on U.S. or foreign exchanges, the National Association of Securities Dealers Automated Quotations ("NASDAQ") national market system or in the over-the-counter ("OTC") market. With the exception of Financial Services, each Fund may invest in any industry sector although no series will be concentrated in any one industry.

Debt securities in which the Fund invests (such as corporate and U.S. government bonds, debentures and notes) may or may not be rated by rating agencies such as Moody's or S&P, and, if rated, such rating may range from the very highest to the very lowest, currently C for Moody's and D for S&P. Securities rated D are in default as to the payments of principal and interest. Medium and lower rated debt securities in which each series expects to invest are commonly known as "junk bonds." The Fund may be subject to investment risks as to these unrated or lower rated securities that are greater in some respects than the investment risks incurred by a fund which invests only in securities rated in higher categories. In addition, the secondary market for such securities may be less liquid and market quotations less readily available than higher rated securities, thereby increasing the degree to which judgment plays a role in valuing such securities. The general policy of each Fund is to invest in debt instruments, including junk bonds, for the same reasons underlying investments in equities, i.e., whenever such instruments are available, in Franklin Mutual's opinion, at prices less than their intrinsic value. Consequently, Franklin Mutual's own analysis of a debt instrument exercises a greater influence over the investment decision than the stated coupon rate or credit rating. The Funds have historically invested in debt instruments issued by reorganizing or restructuring companies, or companies which recently emerged from, or are facing, the prospect of a financial restructuring. It is under these circumstances, which usually involve unrated or low rated securities that are often in, or about to, default that Franklin Mutual identifies securities which are sometimes available at prices which it believes are less than their intrinsic value. Although such debt securities may pose a greater risk than higher rated debt securities of loss of principal, the debt securities of reorganizing or restructuring companies typically rank senior to the equity securities of such companies and offer the potential for certain investment opportunities. See "How does the Fund Invest its Assets? - Medium and Lower Rated Corporate Debt Securities" in the SAI.

Each Fund also seeks to invest in the securities of domestic and foreign companies involved in mergers, consolidations, liquidations and reorganizations or as to which there exist tender or exchange offers, and may participate in such transactions. Although there are no restrictions limiting the extent to which a Fund may invest in such transactions, no Fund presently anticipates investing more than 50% of its portfolio in such investments. There can be no assurance that any merger, consolidation, liquidation, reorganization or tender or exchange offer proposed at the time a Fund makes its investment will be consummated or will be consummated on the terms and within the time period contemplated by Franklin Mutual.

Each Fund from time to time may also purchase indebtedness and participations therein, both secured and unsecured, of debtor companies in reorganization or financial restructuring ("Indebtedness"). Such Indebtedness may be in the form of loans, notes, bonds or debentures. Participations normally are made available only on a nonrecourse basis by financial institutions, such as banks or insurance companies, or by governmental institutions, such as the Resolution Trust Corporation, the Federal Deposit Insurance Corporation or the Pension Benefit Guaranty Corporation, or may include supranational organizations such as the World Bank. When a Fund purchases a participation interest, it assumes the credit risk associated with the bank or other financial intermediary as well as the credit risk associated with the issuer of any underlying debt instrument.

Each Fund may also purchase trade and other claims against, and other unsecured obligations of, such debtor companies, which generally represent money due a supplier of goods or services to such company. Some corporate debt securities, including Indebtedness, purchased by the Fund may have very long maturities. The length of time remaining until maturity is one factor Franklin Mutual considers in purchasing a particular Indebtedness. The purchase of Indebtedness of a troubled company always involves a risk as to the creditworthiness of the issuer and the possibility that the investment may be lost. Franklin Mutual believes that the difference between perceived risk and actual risk creates the opportunity for profit which can be realized through proper analysis. There are no established markets for some of these Indebtedness and thus they are less liquid than more heavily traded securities. Indebtedness which represents indebtedness of the debtor company to a bank are not securities of the banks issuing or selling them. The Funds purchase loans from national and state chartered banks as well as foreign ones. The Funds normally invest in senior Indebtedness of the debtor companies, although on occasion subordinated indebtedness may also be acquired.

Each Fund does not invest more than 15% of its portfolio in assets which are illiquid, including Indebtedness which are not readily marketable. Other securities which may be considered to be illiquid but in which the Fund may invest include restricted securities not registered under the Securities Act of 1933, OTC options and securities that are otherwise considered illiquid as a result of market or other factors.

Each Fund may invest in securities eligible for resale under Rule 144A of the Securities Act of 1933 ("144A securities"). The Board has adopted procedures in accordance with Rule 144A whereby specific 144A securities held in the Fund may be deemed to be liquid. Nevertheless, due to changing market or other factors 144A securities may be subject to a greater possibility of becoming illiquid than registered securities. Fund purchases of 144A securities may increase the level of illiquidity and institutional buyers may become disinterested in purchasing such securities.

Each Fund may also invest in cash equivalents such as Treasury bills and high quality commercial paper. The Funds generally purchase securities for investment purposes and not for the purpose of influencing or controlling management of the issuer. However, in certain circumstances when Franklin Mutual perceives that one or more of the Funds may benefit, the Fund may itself seek to influence or control management or may invest in other entities that purchase securities for the purpose of influencing or controlling management, such as investing in a potential takeover or leveraged buyout or investing in other entities engaged in such activities. The Funds may also invest in distressed mortgage obligations and other debt secured by real property and may sell short securities it does not own up to 5% of its assets. Short sales have risks of loss if the price of the security sold short increases after the sale, but the Fund can profit if the price decreases. The Funds may also sell securities "short against the box" without limit. See "How does the Fund Invest its Assets? - Short Sales" in the SAI for more discussion of these practices.

Each Fund may invest in common stock, preferred stock and corporate debt securities in such proportions as Franklin Mutual deems advisable. Franklin Mutual typically keeps a portion of the assets of each Fund invested in short-term debt securities and preferred stocks although it may choose not to do so when circumstances dictate. In addition, each Fund may invest from time to time in other investment company securities, subject to applicable law which restricts such investments. Investors should recognize that a Fund's purchase of the securities of such investment companies results in layering of expenses such that investors indirectly bear a proportionate share of the expenses of such investment companies, including operating costs, and investment advisory and administrative fees.


Special Considerations Relating to Financial Services

Under regulations of the SEC, a Fund, including Financial Services, may not invest more than 5% of its total assets in the securities of any company that derives more than 15% of its revenues from securities-related activities, which means activities as a broker, dealer, underwriter or investment adviser. Further, immediately after a purchase of equity securities of such an issuer, such Fund may not own more than 5% of the outstanding securities of any class of equity securities of such issuer, and immediately after a purchase of debt securities of such an issuer, such Fund may not own more than 10% of the outstanding principal amount of such issuer's debt securities.

As stated above, Financial Services concentrates its investments in the financial service industry. Its investments and performance, accordingly, will be affected by general market and economic conditions as well as other risk factors particular to the financial services industry. Financial services companies are subject to extensive government regulation which may limit both the amount and types of loans and other financial commitments they can make, and the interest rates and fees they can charge. Profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change. Credit losses resulting from financial difficulties of borrowers can negatively impact the industry. Insurance companies may be subject to severe price competition, claims activity, marketing competition and general economic conditions. Particular insurance lines will also be influenced by specific matters. Property and casualty insurer profits may be affected by certain weather catastrophes and other disasters. Life and health insurer profits may be affected by mortality risks and morbidity rates. Individual insurance companies may be subject to material risks including reserve inadequacy and the inability to collect from reinsurance carriers.

Congress is currently considering legislation that would reduce the separation between commercial and investment banking businesses. If enacted this could significantly impact the industry and Financial Services. While banks may be able to expand the services which they offer if legislation broadening bank powers is enacted, expanded powers could expose banks to well-established competitors, particularly as the historical distinctions between banks and other financial institutions erode. In addition, the financial services industry is an evolving and competitive industry that is undergoing significant change with various consolidations and the continual development of new products, structures and a regulatory framework that is anticipated to be subject to further change.


Non-U.S. Securities

The Funds may purchase securities of non-U.S. issuers and Discovery expects that approximately 50% of its assets may be so invested. European will normally invest at least 65% of its invested assets in European countries (as defined above). The remaining Funds expect to invest a lesser percentage in securities of non-U.S. issuers than Discovery, with Beacon investing the next largest percentage, followed by Qualified, Financial Services and finally with Mutual Shares holding the smallest percentage of these securities. The Funds may purchase securities denominated in any currency and generally expect currency risks will be hedged to the extent that hedging is available. Investments in securities of non-U.S. issuers involve certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include fluctuations in foreign exchange rates, volatile political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws or restrictions. Since each Fund may invest in securities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency exchange rates will affect the value of securities in the portfolio and the unrealized appreciation or depreciation of investments, although Franklin Mutual generally attempts to reduce such risks through hedging transactions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those countries.

There may be less publicly available information about a foreign company than about a U.S. company. Foreign companies may not be subject to accounting, auditing and financial reporting standards and requirements comparable to or as uniform as those of U.S. companies. Non-U.S. securities markets, while growing in volume, have, for the most part, substantially less volume than U.S. markets, and securities of many foreign companies are less liquid and their prices more volatile than securities of comparable U.S. companies. Transaction costs on non-U.S. securities markets are generally higher than in the U.S. There is generally less government supervision and regulation of exchanges, brokers and issuers than there is in the U.S. Each series' foreign investments may include both voting and non voting securities, sovereign debt and participations in foreign government deals. The Fund might have greater difficulty taking appropriate legal action with respect to foreign investments in non-U.S. courts than with respect to domestic issuers in U.S. courts.

Each Fund may invest in securities commonly known as Depositary Receipts of non-U.S. issuers which have certain risks, including trading for a lower price, having less liquidity than their underlying securities and risks relating to the issuing bank or trust company. Depositary Receipts can be sponsored by the issuer of the underlying securities or the issuing bank or trust company or unsponsored. Holders of unsponsored Depositary Receipts have a greater risk that receipt of corporate information and proxy disclosure will be untimely, information may be incomplete and costs may be higher.

Dividend and interest income from non-U.S. securities will generally be subject to withholding taxes by the country in which the issuer is located, which may not be recoverable, either directly or indirectly, as a foreign tax credit or deduction by the Fund or its shareholders. Please see the SAI for more details.


Repurchase Agreements and Loans of Securities

Each Fund may invest up to 10% of its assets in repurchase agreements, including tri-party repurchase agreements. Each Fund may also loan its portfolio securities in order to realize additional income. Repurchase and tri-party agreements are generally agreements under which the Fund obtains money market instruments subject to resale to the seller at an agreed upon price and date. Any loans of portfolio securities which the Fund may make must be fully collateralized at all times by securities with a value at least equal to 100% of the current market value of the loaned securities. The Funds presently do not anticipate loaning more than 5% of their respective portfolio securities. There are certain risks associated with such transactions which are described in the SAI.


Hedging and Income Transactions

The Funds may utilize various investment strategies as described below to hedge various market risks (such as risks related to fluctuations in interest rates, currency exchange rates, and broad or specific equity market movements), to manage the effective maturity or duration of fixed-income securities or for gain. Such strategies are generally accepted by modern portfolio managers and are regularly utilized by many mutual funds and other institutional investors. Techniques and instruments may change over time as new instruments and strategies are developed or regulatory changes occur and the Fund will describe any such techniques in its registration statement before using them. In the course of pursuing these investment strategies, the Funds may purchase and sell exchange-listed and OTC put and call options on securities, equity and fixed-income indices and other financial instruments, purchase and sell financial futures contracts and options thereon, and enter into various currency transactions such as currency forward contracts, currency futures contracts, currency swaps or options on currencies or currency futures (collectively, all of the above are called "Hedging Transactions").

Hedging Transactions may be used to attempt to protect against possible changes in the market value of securities held in or to be purchased for a Fund's portfolio resulting from changes in securities markets or currency exchange rate fluctuations, to protect the Fund's unrealized gains in the value of its portfolio securities, to facilitate the sale of such securities for investment purposes, or to establish a position in the derivatives markets as a temporary substitute for purchasing or selling particular securities. Any or all of these investment techniques may be used at any time and there is no particular strategy that dictates the use of one technique rather than another, as use of any Hedging Transaction is a function of numerous variables including market conditions. The ability of a Fund to utilize these Hedging Transactions successfully will depend on Franklin Mutual's ability to predict pertinent market movements, which cannot be assured. The Fund will comply with applicable regulatory requirements when implementing these strategies, techniques and instruments. Each Fund generally hedges the foreign currency risk associated with its investments in foreign securities. European expects to hedge for gain on market risks including broad movements in markets in addition to the specific currency risk of its portfolio securities. No more than 5% of the Fund's assets will be at risk in such types of instruments entered into for non-hedging purposes. Hedging Transactions involving financial futures and options thereon will be purchased, sold or entered into generally for bona fide hedging, risk management or portfolio management purposes.

Hedging Transactions, whether entered into as a hedge or for gain, have risks associated with them including possible default by the other party to the transaction, illiquidity and, to the extent Franklin Mutual's view as to certain market movements is incorrect, the risk that the use of such Hedging Transactions could result in losses greater than if they had not been used. Use of put and call options may result in losses to a Fund, force the sale or purchase of portfolio securities at inopportune times or for prices higher than (in the case of put options) or lower than (in the case of call options) current market values, limit the amount of appreciation the Fund can realize on its investments, increase the cost of holding a security and reduce the returns on securities or cause a series to hold a security it might otherwise sell. The use of currency transactions can result in a Fund incurring losses as a result of a number of factors including the imposition of exchange controls, suspension of settlements, or the inability to deliver or receive a specified currency. The use of options and futures transactions entails certain other risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of the Fund creates the possibility that losses on the hedging instrument may be greater than gains in the value of the Fund's position. In addition, futures and options markets may not be liquid in all circumstances and certain OTC options may have no markets. As a result, in certain markets, a Fund might not be able to close out a transaction without incurring substantial losses, if it is able to close out a transaction at all. Although the use of futures and options transactions for hedging should tend to minimize the risk of loss due to a decline in the value of the hedged position, at the same time they tend to limit any potential gain which might result from an increase in value of such position. Finally, the daily variation margin requirements for futures contracts would create a greater ongoing potential financial risk than would purchases of options, where the exposure is limited to the cost of the initial premium. Losses resulting from the use of Hedging Transactions would reduce net asset value, and possibly income, and such losses can be greater than if the Hedging Transactions had not been utilized. The cost of entering into Hedging Transactions may also reduce the Fund's total return to investors.


Fundamental Restrictions

Each Fund has adopted a number of fundamental investment restrictions, which may not be changed for a particular Fund without the approval of that Fund's shareholders. These restrictions are set forth in the SAI.

Among other things, each Fund may not purchase the securities of any one issuer, other than the U.S. government or any of its agencies or instrumentalities, if immediately after such purchase more than 5% of the value of its total assets would be invested in such issuer, or such Fund would own more than 10% of the outstanding voting securities of such issuer, except that up to 25% of the value of such series' total assets may be invested without regard to such 5% and 10% limitations; make loans, except to the extent the purchase of debt obligations of any type are considered loans and except that the Fund may lend portfolio securities to qualified institutional investors in compliance with requirements established from time to time by the SEC and the securities exchanges on which such securities are traded; for all Funds except for Financial Services, invest more than 25% of the value of its assets in a particular industry (except that U.S. government securities are not considered an industry); or issue securities senior to its stock or borrow money or utilize leverage in excess of the maximum permitted by the Investment Company Act of 1940, which is currently 331/3% of total assets (plus 5% for emergency or other short-term purposes). Such borrowing has special risks. The Fund will not engage in investment transactions when borrowing exceeds 5% of its assets.

While Mutual Shares, Qualified, Beacon, Discovery and European have identical basic investment restrictions, and Mutual Shares, Qualified, Beacon, Financial Services, and European have identical investment objectives, Franklin Mutual seeks to retain certain historical differences among the Funds on an informal basis. Mutual Shares, Qualified and Beacon have generally invested in larger and medium sized companies with large share trading volume. Discovery, in comparison to the other Funds, has tended to invest proportionately more of its portfolio in smaller companies (see the discussion of investment policies above) and in foreign companies (see "Non-U.S. Securities"). Qualified was originally intended for purchase by pension plans, profit sharing plans and other nontaxpaying entities, and the portfolio was intended to have greater flexibility due to reduced concerns about the tax effects on shareholders. Depending on market conditions, and any future changes in tax laws, Franklin Mutual expects that it will purchase securities for Qualified which satisfy such a goal, although currently Qualified operates in the same fashion as Mutual Shares and Beacon. Financial Services and European will utilize the same investment philosophy but will apply it in the context of investing in the financial services industry and European securities, respectively. Allocation of investments among the Funds will also depend upon, among other things, the amount of cash in, and relative size of each Fund's portfolio. In addition, the factors outlined above are not mutually exclusive and a particular security may be owned by more than one of the Funds.

Other Policies and Restrictions. The Fund has a number of additional investment restrictions that limit its activities to some extent. Some of these restrictions may only be changed with shareholder approval. For a list of these restrictions and more information about the Fund's investment policies, please see "How does the Fund Invest its Assets?" and "Restrictions and Limitations" in the SAI.

Each of the Fund's policies and restrictions discussed in this prospectus and in the SAI is considered at the time the Fund makes an investment. The Fund is generally not required to sell a security because of a change in circumstances.


WHO MANAGES THE FUND?

The Board. The Board oversees the management of the Fund and elects its officers. The officers are responsible for the Fund's day-to-day operations. The Board also monitors the Fund to ensure no material conflicts exist between the Fund's classes of shares. While none is expected, the Board will act appropriately to resolve any material conflict that may arise.

Investment Manager. Franklin Mutual manages the Fund's assets and makes its investment decisions. It is wholly owned by Resources, a publicly owned company engaged in the financial services industry through its subsidiaries. Charles B. Johnson and Rupert H. Johnson, Jr. are the principal shareholders of Resources. Together, Franklin Mutual and its affiliates manage over $207 billion in assets. Please see "Investment Management and Other Services" and "Miscellaneous Information" in the SAI for information on securities transactions and a summary of the Fund's Code of Ethics.

Management Team. The team responsible for the day-to-day management of the Fund's portfolio is: Michael F. Price since 1975, Jeffrey A. Altman since 1988, Robert L. Friedman since 1988, Raymond Garea since 1991, Peter A. Langerman since 1986 and Lawrence N. Sondike since 1984.

Michael F. Price
Chief Executive Officer and President of Franklin Mutual

Mr. Price has a Bachelor of Arts degree in Business Administration from the University of Oklahoma. Prior to November 1996, Mr. Price was President and Chairman of Heine, the former investment manager for Franklin Mutual Series Fund Inc. He became Chief Executive Officer of Franklin Mutual in November 1996. He is
Chairman of the Board and President of Franklin Mutual Series Fund Inc.

Jeffrey A. Altman
Senior Vice President of Franklin Mutual

Mr. Altman has a Bachelor of Science degree from Tulane University. Prior to November 1996, Mr. Altman was employed as a Research Analyst and Trader for Heine, the former investment manager for Franklin Mutual Series Fund Inc. He joined Franklin Mutual in November 1996. He is a Vice President of Franklin Mutual Series Fund Inc.

Robert L. Friedman
Senior Vice President of Franklin Mutual

Mr. Friedman has a Bachelor of Arts degree in Humanities from Johns Hopkins University and a Masters in Business Administration from the Wharton School, University of Pennsylvania. Prior to November 1996, Mr. Friedman was a Research Analyst for Heine, the former investment manager for Franklin Mutual Series Fund Inc. He joined Franklin Mutual in November 1996. He is a Vice President of Franklin Mutual Series Fund Inc.

Raymond Garea
Senior Vice President of Franklin Mutual

Mr. Garea has a Bachelor of Science degree in Engineering from Case Institute of Technology and a Masters in Business Administration from the University of Michigan. Prior to November 1996, he was a Research Analyst for Heine, the former investment manager for Franklin Mutual Series Fund Inc. He joined Franklin Mutual in November 1996. He is a Vice President of Franklin Mutual Series Fund Inc.

Peter A. Langerman
Chief Operating Officer and Senior Vice President of Franklin Mutual

Mr. Langerman has a Bachelor of Arts degree from Yale University, a Masters in Science from New York University Graduate School of Business and a Juris Doctor from Stanford University Law School. Prior to November 1996, he was a Research Analyst for Heine, the former investment manager for Franklin Mutual Series Fund Inc. He joined Franklin Mutual in November 1996. Mr. Langerman is a director and Executive Vice President of Franklin Mutual Series Fund Inc.

Lawrence N. Sondike
Senior Vice President of Franklin Mutual

Mr. Sondike has a Bachelor of Arts degree from Cornell University and a Masters in Business Administration from New York University Graduate School of Business. Prior to November 1996, he was a Research Analyst for Heine, the former investment manager for Franklin Mutual Series Fund Inc. He joined Franklin Mutual in November 1996. He is a Vice President of Franklin Mutual Series Fund Inc.

Management Fees. During the fiscal year ended December 31, 1996, management fees, before any advance waiver, totaled 0.60%, 0.60%, 0.60%, 0.80% and 0.80% of the average daily net assets of Mutual Shares, Qualified, Beacon, Discovery, and European, respectively, and total operating expenses were: Mutual Shares, Class I, 1.18%, Class II, 1.80%; Qualified, Class I, 1.28%, Class II, 1.93%; Beacon, Class I, 1.13%, Class II, 1.85%; Discovery, Class I, 1.51%, Class II, 2.13%; and European, Class I, 1.42%, Class II, 2.04%. Under an agreement by Franklin Mutual to limit its fees, Mutual Shares, Qualified, Beacon, Discovery, and European paid management fees totaling 0.58%, 0.57%, 0.58%, 0.77% and 0.74%, respectively, and total operating expenses were: Mutual Shares, Class I, 1.09%, Class II, 1.71%; Qualified, Class I, 1.13%, Class II, 1.78%; Beacon, Class I, 1.03%, Class II, 1.75%; Discovery, Class I, 1.38%, Class II, 2.00%; and European, Class I, 1.32%, Class II, 1.94%. Franklin Mutual may end this arrangement at any time upon notice to the Board.

The Fund pays its own operating expenses. These expenses include Franklin Mutual's management fees; taxes, if any; custodian, legal and auditing fees; the fees and expenses of Board members who are not members of, affiliated with, or interested persons of Franklin Mutual; fees of any personnel not affiliated with Franklin Mutual; insurance premiums; trade association dues; expenses of obtaining quotations for calculating the Fund's Net Asset Value; and printing and other expenses that are not expressly assumed by Franklin Mutual. The Board has determined the method and procedure for allocating expenses between the series and the classes of Mutual Series and reserves the right to modify such method and procedures.

Under their management agreements, the Funds pay Franklin Mutual a management fee equal to an annual rate of 0.60% of the average daily net assets of Mutual Shares, Qualified and Beacon and 0.80% of the average daily net assets of Discovery, European and Financial Services. The fee is computed at the close of business on the last business day of each month.

Portfolio Transactions. Franklin Mutual seeks to obtain the best execution on all transactions. If Franklin Mutual believes more than one broker or dealer can provide the best execution, it may consider research and related services and the sale of Fund shares, as well as shares of other funds in the Franklin Templeton Group of Funds, when selecting a broker or dealer. To the extent that any of the Funds owns more than 5% of the securities of a broker-dealer, that broker-dealer may be considered to be an affiliated person of such Fund. If such Fund places any portfolio transactions through that broker-dealer, such fund would be required to comply with certain rules of the SEC relating to the payment of brokerage commissions to affiliated broker-dealer. Please see "How does the Fund Buy Securities for its Portfolio?" in the SAI for more information.

Administrative Services. FT Services provides certain administrative services and facilities for the Fund. Under its administration agreement, the Fund pays FT Services a monthly administration fee equal to an annual rate of 0.15% of the Fund's average daily net assets up to $200 million, 0.135% of average daily net assets over $200 million up to $700 million, 0.10% of average daily net assets over $700 million up to $1.2 billion, and 0.075% of average daily net assets over $1.2 billion. During the two-month period ended December 31, 1996, annualized administration fees totaling 0.08% of the average daily net assets of each series were paid to FT Services. These fees are included in the amount of total expenses shown above. Please see "Investment Management and Other Services" in the SAI for more information.


The Rule 12b-1 Plans

Class I and Class II have separate distribution plans or "Rule 12b-1 Plans" under which they may pay or reimburse Distributors or others for the expenses of activities that are primarily intended to sell shares of the class. These expenses may include, among others, distribution or service fees paid to Securities Dealers or others who have executed a servicing agreement with the Fund, Distributors or its affiliates; a prorated portion of Distributors' overhead expenses; and the expenses of printing prospectuses and reports used for sales purposes, and preparing and distributing sales literature and advertisements.

Payments by the Fund under the Class I plan may not exceed 0.35% per year of Class I's average daily net assets. Of this amount, the Fund may reimburse up to 0.25% to Distributors or others and may reimburse an additional 0.10% to Distributors for distribution expenses. All distribution expenses over this amount will be borne by those who have incurred them. During the first year after certain Class I purchases made without a sales charge, Distributors may keep the Rule 12b-1 fees associated with the purchase.

Under the Class II plan, the Fund may pay Distributors up to 0.75% per year of Class II's average daily net assets to pay Distributors or others for providing distribution and related services and bearing certain Class II expenses. All distribution expenses over this amount will be borne by those who have incurred them. During the first year after a purchase of Class II shares, Distributors may keep this portion of the Rule 12b-1 fees associated with the purchase.

The Fund may also pay a servicing fee of up to 0.25% per year of Class II's average daily net assets under the Class II plan. This fee may be used to pay Securities Dealers or others for, among other things, helping to establish and maintain customer accounts and records, helping with requests to buy and sell shares, receiving and answering correspondence, monitoring dividend payments from the Fund on behalf of customers, and similar servicing and account maintenance activities.

The Rule 12b-1 fees charged to each class are based only on the fees attributable to that particular class. For more information, please see "The Fund's Underwriter" in the SAI.


HOW DOES THE FUND MEASURE PERFORMANCE?

From time to time, each class of the Fund advertises its performance. The more commonly used measure of performance is total return. Performance figures are usually calculated using the maximum sales charges, but certain figures may not include sales charges.

Total return is the change in value of an investment over a given period. It assumes any dividends and capital gains are reinvested.

The investment results of each class will vary. Performance figures are always based on past performance and do not guarantee future results. For a more detailed description of how the Fund calculates its performance figures, please see "How does the Fund Measure Performance?" in the SAI.

HOW TAXATION AFFECTS THE FUND AND ITS SHAREHOLDERS

The following discussion reflects some of the tax considerations that affect mutual funds and their shareholders. For more information on tax matters relating to the Fund and its shareholders, see "Additional Information on Distributions and Taxes" in the SAI.

Each series is treated as a separate entity for federal income tax purposes. The Fund has elected and intends to continue to qualify as a regulated investment company under Subchapter M of the Code. By distributing all of its income and meeting certain other requirements relating to the sources of its income and diversification of its assets, the Fund will generally not be liable for federal income or excise taxes.

You will generally have to pay Federal income taxes on the dividends and distributions you receive from a series and on gains realized upon redemption of your shares.

Following each calendar year, you will receive information for tax purposes on the dividends and capital gain distributions received during the previous year. The Fund may make distributions from net investment income or capital gain and may also make distributions in kind. Dividends from net investment income and any net short-term capital gain will be taxable as ordinary income whether received in cash or in kind. Any distributions designated as realized net capital gain (the excess of net long-term capital gain over net short-term capital loss) will be taxable as long-term capital gain, regardless of the holding period of your shares of such series. All or a portion of any dividends paid by the Fund to corporate shareholders may, under certain circumstances, be eligible for the dividends received deduction. Credit for foreign taxes paid by the Fund have generally not been available to shareholders.

If you buy shares shortly before the record date, please keep in mind that any distribution will lower the value of the Fund's shares by the amount of the distribution and generally be subject to tax.

The IRS requires backup withholding of federal income tax of 31% of the gross amount of dividends, capital gain distributions, and redemption proceeds paid or credited to shareholders who do not furnish a valid social security or taxpayer identification number. If you are using the Fund as a medium for tax qualified retirement plans, you may be subject to a 20% mandatory withholding upon withdrawal under certain circumstances.

Redemptions of shares of a series will be taxable transactions for federal income tax purposes. Generally, gain or loss will be recognized in an amount equal to the difference between your basis in your shares and the amount received. Assuming that such shares are held as a capital asset, such gain or loss will be a capital gain or loss and will be a long-term capital gain or loss if you have held your shares for a period of more than one year. If you redeem shares of any series at a loss and make an additional investment in the same series 30 days before or after your redemption, the loss may be disallowed under the wash sale rules.

Income received by each series from sources outside the U.S. may be subject to withholding and other foreign taxes. As long as more than 50% of the value of a particular series' assets at the close of any taxable year consists of securities of foreign corporations, as is anticipated for European, such series intends to elect to treat any foreign income paid by the series as if it were paid by shareholders. Accordingly, the amount of foreign income taxes paid by European will be included in the income of its shareholders and the European shareholders will be entitled to credit their portions of those amounts against their U.S. federal income taxes, if any, or to deduct such portions from their taxable income. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions. In addition, certain individual shareholders may be subject to rules that limit or reduce their ability to deduct fully their pro rata share of foreign taxes. Shortly after any year for which it makes such an election, European will report to its shareholders, in writing, the amount per share of any foreign tax that must be included in each shareholder's gross income and the amount that will be available for deduction or credit.

In general, a credit for foreign taxes may not exceed the U.S. shareholder's U.S. federal income tax attributable to its foreign source taxable income. If European elects to treat foreign taxes paid by the series as paid by the shareholders as described in the preceding paragraph, the source of European's income will flow through to its shareholders for purposes of calculating the limitation on foreign tax credits. Dividends and interest received by the Fund in respect of non-U.S. securities will give rise to foreign source income to shareholders. Please consult your tax advisors with respect to the federal, state, local or foreign tax consequences of the pass-through of foreign tax credits described above.

The foregoing summary of federal income tax consequences is included herein for general informational purposes only. It does not address the tax consequences to all investors and does not address the tax consequences under state, local, foreign and other tax laws. Please consult your own tax advisors with respect to the tax consequences of an investment in the Fund.

HOW IS THE FUND ORGANIZED?

Each Fund is a diversified series of Mutual Series, an open-end management investment company, commonly called a mutual fund. Mutual Series was organized as a Maryland corporation on November 12, 1987, and is registered with the SEC. Each Fund, with the exception of Financial Services, which was not effective until August 19, 1997, began offering three classes of shares on November 1, 1996: Mutual Shares Fund - Class Z, Mutual Shares Fund - Class I, Mutual Shares Fund - Class II, Mutual Qualified Fund - Class Z, Mutual Qualified Fund - Class I, Mutual Qualified Fund - Class II, Mutual Beacon Fund - Class Z, Mutual Beacon Fund - Class I, Mutual Beacon Fund - Class II, Mutual European Fund - Class Z, Mutual European Fund Class I, Mutual European Fund - Class II, Mutual Discovery Fund - Class Z, Mutual Discovery Fund - Class I, and Mutual Discovery Fund - Class II. All shares outstanding before the offering of Class I and Class II shares on November 1, 1996, are considered Class Z shares. Financial Services was created initially with, and offers, three classes of shares: Class I, Class II, and Class Z. Additional series and classes of shares may be offered in the future.

Shares of each class represent proportionate interests in the assets of the Fund and have the same voting and other rights and preferences as any other class of the Fund for matters that affect the Fund as a whole. For matters that only affect one class, however, only shareholders of that class may vote. Each class will vote separately on matters affecting only that class, or expressly required to be voted on separately by state or federal law. Shares of each class of a series have the same voting and other rights and preferences as the other classes and series of Mutual Series for matters that affect Mutual Series as a whole.

Mutual Series has noncumulative voting rights. This gives holders of more than 50% of the shares voting the ability to elect all of the members of the Board. If this happens, holders of the remaining shares voting will not be able to elect anyone to the Board.

Mutual Series does not intend to hold annual shareholder meetings. Mutual Series or a Fund may hold special meetings, however, for matters requiring shareholder approval. A meeting may also be called by the Board in its discretion or by shareholders holding at least 10% of the outstanding shares. In certain circumstances, we are required to help you communicate with other shareholders about the removal of a Board member.

As of July 22, 1997, Michael F. Price owned of record and beneficially more than 25% of the outstanding shares of European.

ABOUT YOUR ACCOUNT

HOW DO I BUY SHARES?


Opening Your Account

To open your account, contact your investment representative or complete and sign the enclosed shareholder application and return it to the Fund with your check. PLEASE INDICATE WHICH CLASS OF SHARES YOU WANT TO BUY. IF YOU DO NOT SPECIFY A CLASS, YOUR PURCHASE WILL BE AUTOMATICALLY INVESTED IN CLASS I SHARES. CURRENTLY, THE FUND DOES NOT ALLOW INVESTMENTS BY MARKET TIMERS.

                    MINIMUM
                 INVESTMENTS*
---------------------------------------------------------------

To Open Your Account     $1,000**
To Add to Your Account   $   25

*We may waive these minimums for retirement plans. We may also refuse any order to buy shares.

**$500 for accounts opened pursuant to an automatic investment plan.


Deciding Which Class to Buy

You should consider a number of factors when deciding which class of shares to buy. IF YOU PLAN TO BUY $1 MILLION OR MORE IN A SINGLE PAYMENT OR YOU QUALIFY TO BUY CLASS I SHARES WITHOUT A SALES CHARGE, YOU MAY NOT BUY CLASS II SHARES.

Generally, you should consider buying Class I shares if:

     o you expect to invest in the Fund over the long term;

     o you qualify to buy Class I shares at a reduced sales charge; or

     o you plan to buy $1 million or more over time.

You should consider Class II shares if:

     o you expect to invest less than $100,000 in the Franklin Templeton Funds; and

     o you plan to sell a substantial number of your shares within approximately six years or less of your investment.

Class I shares are generally more attractive for long-term investors because of Class II's higher Rule 12b-1 fees. These may accumulate over time to outweigh the lower Class II front-end sales charge and result in lower income dividends for Class II shareholders. If you qualify to buy Class I shares at a reduced sales charge based upon the size of your purchase or through our Letter of Intent or cumulative quantity discount programs, but plan to hold your shares less than approximately six years, you should evaluate whether it is more economical for you to buy Class I or Class II shares.

For purchases of $1 million or more, it is considered more beneficial for you to buy Class I shares since there is no front-end sales charge, even though these purchases may be subject to a Contingent Deferred Sales Charge. Any purchase of $1 million or more is therefore automatically invested in Class I shares. You may accumulate more than $1 million in Class II shares through purchases over time, but if you plan to do this you should determine whether it would be more beneficial for you to buy Class I shares through a Letter of Intent.

Please consider all of these factors before deciding which class of shares to buy. There are no conversion features attached to either class of shares.


Purchase Price of Fund Shares

For Class I shares, the sales charge you pay depends on the dollar amount you invest, as shown in the table below. The sales charge for Class II shares is 1% and, unlike Class I, does not vary based on the size of your purchase.

                          TOTAL SALES CHARGE
                        AS A PERCENTAGE OF        AMOUNT PAID
                        ------------------        TO DEALER AS A
AMOUNT OF PURCHASE      OFFERING   NET AMOUNT     PERCENTAGE OF
AT OFFERING PRICE       PRICE      INVESTED       OFFERING PRICE
-------------------------------------------------------------------------

CLASS I
Under $100,000          4.50%      4.71%               4.00%
$100,000 but less than
 $250,000               3.75%      3.90%               3.25%
$250,000 but less than
 $500,000               2.75%      2.83%               2.50%
$500,000 but less than
 $1,000,000             2.25%      2.30%               2.00%
$1,000,000 or more*     None       None                None

CLASS II
Under $1,000,000*       1.00%     1.01%                1.00%

*A Contingent Deferred Sales Charge of 1% may apply to Class I purchases of $1 million or more and any Class II purchase. Please see "How Do I Sell Shares? Contingent Deferred Sales Charge." Please also see "Other Payments to Securities Dealers" below for a discussion of payments Distributors may make out of its own resources to Securities Dealers for certain purchases. Purchases of Class II shares are limited to purchases below $1 million. Please see "Deciding Which Class to Buy."

Sales Charge Reductions and Waivers

 IF YOU QUALIFY TO BUY SHARES UNDER ONE OF THE SALES CHARGE REDUCTION OR WAIVER CATEGORIES DESCRIBED BELOW, PLEASE INCLUDE A WRITTEN STATEMENT WITH EACH PURCHASE ORDER EXPLAINING WHICH PRIVILEGE APPLIES. If you don't include this statement, we cannot guarantee that you will receive the sales charge reduction or waiver.

Cumulative Quantity Discounts - Class I Only. To determine if you may pay a reduced sales charge, the amount of your current Class I purchase is added to the cost or current value, whichever is higher, of your existing shares in the Franklin Templeton Funds, as well as those of your spouse, children under the age of 21 and grandchildren under the age of 21. If you are the sole owner of a company, you may also add any company accounts, including retirement plan accounts. Companies with one or more retirement plans may add together the total plan assets invested in the Franklin Templeton Funds to determine the sales charge that applies.

Letter of Intent - Class I Only. You may buy Class I shares at a reduced sales charge by completing the Letter of Intent section of the shareholder application. A Letter of Intent is a commitment by you to invest a specified dollar amount during a 13 month period. The amount you agree to invest determines the sales charge you pay on Class I shares.

BY COMPLETING THE LETTER OF INTENT SECTION OF THE SHAREHOLDER APPLICATION, YOU ACKNOWLEDGE AND AGREE TO THE FOLLOWING:

     o You authorize Distributors to reserve 5% of your total intended purchase in Class I shares registered in your name until you fulfill your Letter.

     o You give Distributors a security interest in the reserved shares and appoint Distributors as attorney-in-fact.

     o Distributors may sell any or all of the reserved shares to cover any additional sales charge if you do not fulfill the terms of the Letter.

     o Although you may exchange your shares, you may not sell reserved shares until you complete the Letter or pay the higher sales charge.

Your periodic statements will include the reserved shares in the total shares you own. We will pay or reinvest dividend and capital gain distributions on the reserved shares as you direct. Our policy of reserving shares does not apply to certain retirement plans.

If you would like more information about the Letter of Intent privilege, please see "How Do I Buy, Sell and Exchange Shares? - Letter of Intent" in the SAI or call Shareholder Services.

Group Purchases - Class I Only. If you are a member of a qualified group, you may buy Class I shares at a reduced sales charge that applies to the group as a whole. The sales charge is based on the combined dollar value of the group members' existing investments, plus the amount of the current purchase.

A qualified group is one that:

     o Was formed at least six months ago,

     o Has a purpose other than buying Fund shares at a discount,

     o Has more than 10 members,

     o Can arrange for meetings between our representatives and group members,

     o Agrees to include Franklin Templeton Fund sales and other materials in publications and mailings to its members at reduced or no cost to Distributors,

     o Agrees to arrange for payroll deduction or other bulk transmission of investments to the Fund, and

     o Meets other uniform criteria that allow Distributors to achieve cost savings in distributing shares.

Sales Charge Waivers. The Fund's front-end sales charge and Contingent Deferred Sales Charge do not apply to certain purchases. For waiver categories 1, 2 or 3 below: (i) the distributions or payments must be reinvested within 365 days of their payment date, and (ii) Class II distributions may be reinvested in either Class I or Class II shares. Class I distributions may only be reinvested in Class I shares.

The Fund's sales charges do not apply if you are buying Class I shares with money from the following sources or Class II shares with money from the sources in waiver categories 1 or 4:

 1. Dividend and capital gain distributions from any Franklin Templeton Fund or a real estate investment trust (REIT) sponsored or advised by Franklin Properties, Inc.

 2. Distributions from an existing retirement plan invested in the Franklin Templeton Funds

 3. Annuity payments received under either an annuity option or from death benefit proceeds, only if the annuity contract offers as an investment option the Franklin Valuemark Funds, the Templeton Variable Annuity Fund, the Templeton Variable Products Series Fund, or the Franklin Governmet Securities Trust. You should contact your tax advisor for information on any tax consequences that may apply.

 4.   Redemptions from any Franklin Templeton Fund if you:

      o Originally paid a sales charge on the shares,

      o Reinvest the money within 365 days of the redemption date, and

      o Reinvest the money in the same class of shares.

     An exchange is not considered a redemption for this privilege. The Contingent Deferred Sales Charge will not be waived if the shares were subject to a Contingent Deferred Sales Charge when sold. We will credit your account in shares, at the current value, in proportion to the amount reinvested for any Contingent Deferred Sales Charge paid in connection with the earlier redemption, but a new Contingency Period will begin.

     If you immediately placed your redemption proceeds in a Franklin Bank CD, you may reinvest them as described above. The proceeds must be reinvested within 365 days from the date the CD matures, including any rollover.

The Fund's sales charges also do not apply to Class I purchases by:

 5. Trust companies and bank trust departments agreeing to invest in Franklin Templeton Funds over a 13 month period at least $1 million of assets held in a fiduciary, agency, advisory, custodial or similar capacity and over which the trust companies and bank trust departments or other plan fiduciaries or participants, in the case of certain retirement plans, have full or shared investment discretion. We will accept orders for these accounts by mail accompanied by a check or by telephone or other means of electronic data transfer directly from the bank or trust company, with payment by federal funds received by the close of business on the next business day following the order.

 6. Group annuity separate accounts offered to retirement plans

 7. Chilean retirement plans that meet the requirements described under "Retirement Plans" below

 8. An Eligible Governmental Authority. Please consult your legal and investment advisors to determine if an investment in the Fund is permissible and suitable for you and the effect, if any, of payments by the Fund on arbitrage rebate calculations.

 9. Broker-dealers, registered investment advisors or certified financial planners who have entered into an agreement with Distributors for clients participating in comprehensive fee programs. Distributors may, at its discretion, reduce the required minimum initial investment amount to $500 for investors in this category.

10. Registered Securities Dealers and their affiliates, for their investment accounts only

11. Current employees of Securities Dealers and their affiliates and thei family members, as allowed by the internal policies of their employer

12. Officers, trustees, directors and full-time employees of the Franklin Templeton Funds or the Franklin Templeton Group, and their family members, consistent with our then-current policies

13. Investment companies exchanging shares or selling assets pursuant to a merger, acquisition or exchange offer

14. Accounts managed by the Franklin Templeton Group

15. Certain unit investment trusts and their holders reinvesting distributions from the trusts

Retirement Plans. Retirement plans that (i) are sponsored by an employer with at least 100 employees, or (ii) have plan assets of $1 million or more, or (iii) agree to invest at least $500,000 in the Franklin Templeton Funds over a 13 month period may buy Class I shares without a front-end sales charge. Retirement plans that are not Qualified Retirement Plans or SEPs, such as 403(b) or 457 plans, must also meet the requirements described under "Group Purchases - Class I Only" above. For retirement plan accounts opened on or after May 1, 1997, a Contingent Deferred Sales Charge may apply if the account is closed within 365 days of the retirement plan account's initial purchase in the Franklin Templeton Funds. Please see "How Do I Sell Shares? - Contingent Deferred Sales Charge" for details.

How Do I Buy Shares in Connection with Retirement Plans?

Your individual or employer-sponsored retirement plan may invest in the Fund. Plan documents are required for all retirement plans. Trust Company can provide the plan documents for you and serve as custodian or trustee.

Trust Company can provide you with brochures containing important information about its plans. To establish a Trust Company retirement plan, you will need an application other than the one included in this prospectus. For a retirement plan brochure or application, call Retirement Plan Services.

Please consult your legal, tax or retirement plan specialist before choosing a retirement plan. Your investment representative or advisor can help you make investment decisions within your plan.

Other Payments to Securities Dealers
The payments described below may be made to Securities Dealers who initiate and are responsible for Class II purchases and certain Class I purchases made without a sales charge. The payments are subject to the sole discretion of Distributors, and are paid by Distributors or one of its affiliates and not by the Fund or its shareholders.

1.   Class II purchases - up to 1% of the purchase price.

2.   Class I purchases of $1 million or more - up to 1% of the amount invested.

3. Class I purchases made without a front-end sales charge by certain retirement plans described under "Sales Charge Reductions and Waivers - Retirement Plans" above - up to 1% of the amount invested. For retirement plan accounts opened on or after May 1, 1997, a Contingent Deferred Sales Charge will not apply to the account if the Securities Dealer chooses to receive a payment of 0.25% or less or if no payment is made.

4. Class I purchases by trust companies and bank trust departments, Eligible Governmental Authorities, and broker-dealers or others on behalf of clients participating in comprehensive fee programs - up to 0.25% of the amount invested.

5. Class I purchases by Chilean retirement plans - up to 1% of the amount invested.

A Securities Dealer may receive only one of these payments for each qualifying purchase. Securities Dealers who receive payments in connection with investments described in paragraphs 1, 2 or 5 above or a payment of up to 1% for investments described in paragraph 3 will be eligible to receive the Rule 12b-1 fee associated with the purchase starting in the thirteenth calendar month after the purchase.

FOR BREAKPOINTS THAT MAY APPLY AND INFORMATION ON ADDITIONAL COMPENSATION PAYABLE TO SECURITIES DEALERS IN CONNECTION WITH THE SALE OF FUND SHARES, PLEASE SEE "HOW DO I BUY, SELL AND EXCHANGE SHARES? - OTHER PAYMENTS TO SECURITIES DEALERS" IN THE SAI.

MAY I EXCHANGE SHARES FOR SHARES OF ANOTHER FUND?

We offer a wide variety of funds. If you would like, you can move your investment from your Fund account to an existing or new account in another Franklin Templeton Fund (an "exchange"). Because it is technically a sale and a purchase of shares, an exchange is a taxable transaction.

If you own Class I shares, you may exchange into any of our money funds except Franklin Templeton Money Fund II ("Money Fund II"). Money Fund II is the only money fund exchange option available to Class II shareholders. Unlike our other money funds, shares of Money Fund II may not be purchased directly and no drafts (checks) may be written on Money Fund II accounts.

Before making an exchange, please read the prospectus of the fund you are interested in. This will help you learn about the fund, its investment objective and policies, and its rules and requirements for exchanges. For example, some Franklin Templeton Funds do not accept exchanges and others may have different investment minimums. Some Franklin Templeton Funds do not offer Class II shares.

METHOD           STEPS TO FOLLOW
------------------------------------------------------------------------
BY MAIL          1. Send us written instructions signed by all account owners

                 2. Include any outstanding share certificates for the shares you want to exchange
-------------------------------------------------------------------------

BY PHONE         Call Shareholder Services or TeleFACTS(R)

                  If you do not want the ability to exchange by phone to apply to your account, please let us know.
------------------------------------------------------------------------------

THROUGH YOUR DEALER     Call your investment representative
-----------------------------------------------------------------------------

Please refer to "Transaction Procedures and Special Requirements" for other important information on how to exchange shares.

Will Sales Charges Apply to My Exchange?

You generally will not pay a front-end sales charge on exchanges. If you have held your shares less than six months, however, you will pay the percentage difference between the sales charge you previously paid and the applicable sales charge of the new fund. If you have never paid a sales charge on your shares because, for example, they have always been held in a money fund, you will pay the Fund's applicable sales charge no matter how long you have held your shares. These charges may not apply if you qualify to buy shares without a sales charge.

We will not impose a Contingent Deferred Sales Charge when you exchange shares. Any shares subject to a Contingent Deferred Sales Charge at the time of exchange, however, will remain so in the new fund. See the discussion on Contingent Deferred Sales Charges below and under "How Do I Sell Shares?"

Contingent Deferred Sales Charge - Class I. For accounts with Class I shares subject to a Contingent Deferred Sales Charge, we will first exchange any shares in your account that are not subject to the charge. If there are not enough of these to meet your exchange request, we will exchange shares subject to the charge in the order they were purchased. If you exchange Class I shares into one of our money funds, the time your shares are held in that fund will not count towards the completion of any Contingency Period.

Contingent Deferred Sales Charge - Class II. For accounts with Class II shares subject to a Contingent Deferred Sales Charge, shares are exchanged into the new fund proportionately based on the amount of shares subject to a Contingent Deferred Sales Charge and the length of time the shares have been held. For example, suppose you own $1,000 in shares that have never been subject to a Contingent Deferred Sales Charge, such as shares from the reinvestment of dividends and capital gains ("free shares"), $2,000 in shares that are no longer subject to a Contingent Deferred Sales Charge because you have held them for longer than 18 months ("matured shares"), and $3,000 in shares that are still subject to a Contingent Deferred Sales Charge ("CDSC liable shares"). If you exchange $3,000 into a new fund, $500 will be exchanged from free shares, $1,000 from matured shares, and $1,500 from CDSC liable shares.

Likewise, CDSC liable shares purchased at different times will be exchanged into a new fund proportionately. For example, assume you purchased $1,000 in shares 3 months ago, 6 months ago, and 9 months ago. If you exchange $1,500 into a new fund, $500 will be exchanged from shares purchased at each of these three different times.

While Class II shares are exchanged proportionately, they are redeemed in the order purchased. In some cases, this means exchanged shares may be CDSC liable even though they would not be subject to a Contingent Deferred Sales Charge if they were sold. The tax consequences of a sale or exchange are determined by the Code and not by the method used by the Fund to transfer shares.

If you exchange your Class II shares for shares of Money Fund II, the time your shares are held in that fund will count towards the completion of any Contingency Period.


Exchange Restrictions

Please be aware that the following restrictions apply to exchanges:

     o You may only exchange shares within the SAME CLASS.

     o The accounts must be identically registered. You may, however, exchange shares from a Fund account requiring two or more signatures into an identically registered money fund account requiring only one signature for all transactions. Please notify us in writing if you do not want this option to be available on your account. Additional procedures may apply. Please see "Transaction Procedures and Special Requirements."

     o Trust Company IRA or 403(b) retirement plan accounts may exchange shares as described above. Restrictions may apply to other types of retirement plans. Please contact Retirement Plan Services for information on exchanges within these plans.

     o The fund you are exchanging into must be eligible for sale in your state.

     o We may modify or discontinue our exchange policy if we give you 60 days' written notice.

     o Currently, the Fund does not allow investments by Market Timers.

Because excessive trading can hurt Fund performance, operations and shareholders, we may refuse any exchange purchase if (i) we believe the Fund would be harmed or unable to invest effectively, or (ii) the Fund receives or anticipates simultaneous orders that may significantly affect the Fund.


HOW DO I SELL SHARES?

You may sell (redeem) your shares at any time.

METHOD      STEPS TO FOLLOW
-------------------------------------------------------------------------

BY MAIL    1. Send us written instructions signed by all account owners. If you would like your redemption proceeds wired to a bank account, your instructions should include:

            o The name, address and telephone number of the bank where you want the proceeds sent
            o Your bank account number
            o The Federal Reserve ABA routing number
            o If you are using a savings and loan or credit union, the name of the corresponding bank and the account number

          2. Include any outstanding share certificates for the shares you are selling.

          3. Provide a signature guarantee if required

          4. Corporate, partnership and trust accounts may need to send additional documents. Accounts under court jurisdiction may have other requirements.
-------------------------------------------------------------------------

BY PHONE Call Shareholder Services. If you would like your redemption proceeds wired to a bank account, other than an escrow account, you must first sign up for the wire feature. To sign up, send us written instructions, with a signature guarantee. To avoid any delay in processing, the instructions should include the items listed in "By Mail" above. Telephone phone requests will be accepted:
           o If the request is $50,000 or less. Institutional accounts may exceed $50,000 by completing a separate agreement. Call Institutional Services to receive a copy.
           o If there are no share certificates issued for the shares you want to sell or you have already returned them to the Fund
           o Unless you are selling shares in a Trust Company retirement plan account o Unless the address on your account was changed by phone within the last 15 days
           If you do not want the ability to redeem by phone to apply to your account, please let us know.
-------------------------------------------------------------------------

THROUGH
YOUR DEALER Call your investment representative
-------------------------------------------------------------------------

We will send your redemption check within seven days after we receive your request in proper form. If you would like the check sent to an address other than the address of record or made payable to someone other than the registered owners on the account, send us written instructions signed by all account owners, with a signature guarantee. We are not able to receive or pay out cash in the form of currency.

The wiring of redemption proceeds is a special service that we make available whenever possible for redemption requests of $1,000 or more. If we receive your request in proper form before 1:00 p.m. Pacific time, your wire payment will be sent the next business day. For requests received in proper form after 1:00 p.m. Pacific time, the payment will be sent the second business day. By offering this service to you, the Fund is not bound to meet any redemption request in less than the seven day period prescribed by law. Neither the Fund nor its agents shall be liable to you or any other person if, for any reason, a redemption request by wire is not processed as described in this section.

If you sell shares you recently purchased with a check or draft, we may delay sending you the proceeds for up to 15 days or more to allow the check or draft to clear. A certified or cashier's check may clear in less time.

Under unusual circumstances, we may suspend redemptions or postpone payment for more than seven days as permitted by federal securities law.

Please refer to "Transaction Procedures and Special Requirements" for other important information on how to sell shares.


Trust Company Retirement Plan Accounts

To comply with IRS regulations, you need to complete additional forms before selling shares in a Trust Company retirement plan account. Tax penalties generally apply to any distribution from these plans to a participant under age 591/2, unless the distribution meets an exception stated in the Code. To obtain the necessary forms, please call Retirement Plan Services.


Contingent Deferred Sales Charge

For Class I purchases, if you did not pay a front-end sales charge because you invested $1 million or more or agreed to invest $1 million or more under a Letter of Intent, a Contingent Deferred Sales Charge may apply if you sell all or a part of your investment within the Contingency Period. Once you have invested $1 million or more, any additional Class I investments you make without a sales charge may also be subject to a Contingent Deferred Sales Charge if they are sold within the Contingency Period. For any Class II purchase, a Contingent Deferred Sales Charge may apply if you sell the shares within the Contingency Period. The charge is 1% of the value of the shares sold or the Net Asset Value at the time of purchase, whichever is less.

Certain retirement plan accounts opened on or after May 1, 1997, and that qualify to buy Class I shares without a front-end sales charge may also be subject to a Contingent Deferred Sales Charge if the retirement plan account is closed within 365 days of the account's initial purchase in the Franklin Templeton Funds.

We will first redeem any shares in your account that are not subject to the charge. If there are not enough of these to meet your request, we will redeem shares subject to the charge in the order they were purchased.

Unless otherwise specified, when you request to sell a stated DOLLAR AMOUNt, we will redeem additional shares to cover any Contingent Deferred Sales Charge. For requests to sell a stated NUMBER OF SHARES, we will deduct the amount of the Contingent Deferred Sales Charge, if any, from the sale proceeds.

Waivers. We waive the Contingent Deferred Sales Charge for:

     o    Exchanges

     o    Account fees

     o    Sales of shares purchased pursuant to a sales charge waiver

     o Sales of shares purchased without a front-end sales charge by certain retirement plan accounts if (i) the account was opened before May 1, 1997, or (ii) the Securities Dealer of record received a payment from Distributors of 0.25% or less, or (iii) Distributors did not make any payment in connection with the purchase, as described under "How Do I Buy Shares? - Other Payments to Securities Dealers"

     o Redemptions by the Fund when an account falls below the minimum required account size

     o    Redemptions following the death of the shareholder or beneficial owner

     o Redemptions through a systematic withdrawal plan at a rate of up to 1% a month of an account's Net Asset Value. For example, if you maintain an annual balance of $1 million in Class I shares, you can redeem up to $120,000 annually through a systematic withdrawal plan free of charge. Likewise, if you maintain an annual balance of $10,000 in Class II shares, $1,200 may be redeemed annually free of charge.

     o Distributions from individual retirement plan accounts due to death or disability or upon periodic distributions based on life expectancy

     o    Tax-free returns of excess contributions from employee benefit plans

     o Redemptions by Trust Company employee benefit plans or employee benefit plans serviced by ValuSelect(R)

     o Participant initiated distributions from employee benefit plans or participant initiated exchanges among investment choices in employee benefit plans


WHAT DISTRIBUTIONS MIGHT I RECEIVE FROM THE FUND?

The Fund declares dividends from its net investment income semi-annually. The distributions are frequently declared at mid-year and during late December. Capital gains, if any, may be distributed twice a year, usually once in December and once at mid-year.

Dividends and capital gains are calculated and distributed the same way for each class. The amount of any income dividends per share will differ, however, generally due to the difference in the Rule 12b-1 fees of Class I and Class II.

Dividend payments are not guaranteed, are subject to the Board's discretion and may vary with each payment. THE FUND DOES NOT PAY "INTEREST" OR GUARANTEE ANY FIXED RATE OF RETURN ON AN INVESTMENT IN ITS SHARES.

If you buy shares shortly before the record date, please keep in mind that any distribution will lower the value of the Fund's shares by the amount of the distribution and you will then receive a portion of the price you paid back in the form of a taxable distribution.


Distribution Options

You may receive your distributions from the Fund in any of these ways:

1. Buy additional shares of the Fund - You may buy additional shares of the same class of the Fund (without a sales charge or imposition of a Contingent Deferred Sales Charge) by reinvesting capital gain distributions, dividend distributions, or both. If you own Class II shares, you may also reinvest your distributions in Class I shares of the Fund. This is a convenient way to accumulate additional shares and maintain or increase your earnings base.

2. Buy shares of other Franklin Templeton Funds - You may direct your distributions to buy the same class of shares of another Franklin Templeton Fund (without a sales charge or imposition of a Contingent Deferred Sales Charge). If you own Class II shares, you may also direct your distributions to buy Class I shares of another Franklin Templeton Fund. Many shareholders find this a convenient way to diversify their investments.

3. Receive distributions in cash - You may receive capital gain distributions, dividend distributions, or both in cash. If you have the money sent to another person or to a checking account, you may need a signature guarantee.

TO SELECT ONE OF THESE OPTIONS, PLEASE COMPLETE SECTIONS 6 AND 7 OF THE SHAREHOLDER APPLICATION INCLUDED WITH THIS PROSPECTUS OR TELL YOUR INVESTMENT REPRESENTATIVE WHICH OPTION YOU PREFER. IF YOU DO NOT SELECT AN OPTION, WE WILL AUTOMATICALLY REINVEST DIVIDEND AND CAPITAL GAIN DISTRIBUTIONS IN THE SAME CLASS OF THE FUND. You may change your distribution option at any time by notifying us by mail or phone. Please allow at least seven days before the record date for us to process the new option. For Trust Company retirement plans, special forms are required to receive distributions in cash.

TRANSACTION PROCEDURES AND SPECIAL REQUIREMENTS

Share Price

When you buy shares, you pay the Offering Price. This is the Net Asset Value per share of the class you wish to purchase, plus any applicable sales charges. When you sell shares, you receive the Net Asset Value per share minus any applicable Contingent Deferred Sales Charges.

The Net Asset Value we use when you buy or sell shares is the one next calculated after we receive your transaction request in proper form. If you buy or sell shares through your Securities Dealer, however, we will use the Net Asset Value next calculated after your Securities Dealer receives your request, which is promptly transmitted to the Fund. Your redemption proceeds will not earn interest between the time we receive the order from your dealer and the time we receive any required documents.

How and When Shares are Priced

The Fund is open for business each day the NYSE is open. We determine the Net Asset Value per share of each class as of the scheduled close of the NYSE, generally 4:00 p.m. Eastern time. You can find the prior day's closing Net Asset Value and Offering Price for each class in many newspapers.

The Net Asset Value of all outstanding shares of each class is calculated on a pro rata basis. It is based on each class' proportionate participation in the Fund, determined by the value of the shares of each class. Each class, however, bears the Rule 12b-1 fees payable under its Rule 12b-1 plan. To calculate Net Asset Value per share of each class, the assets of each class are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares of the class outstanding. The Fund's assets are valued as described under "How are Fund Shares Valued?" in the SAI.

Proper Form

An order to buy shares is in proper form when we receive your signed shareholder application and check. Written requests to sell or exchange shares are in proper form when we receive written instructions signed by all registered owners, with a signature guarantee if necessary. We must also receive any outstanding share certificates for those shares.

Written Instructions

Written instructions must be signed by all registered owners. To avoid any delay in processing your transaction, they should include:

     o    Your name,

     o    The Fund's name,

     o    The class of shares,

     o    A description of the request,

     o    For exchanges, the name of the fund you are exchanging into,

     o    Your account number,

     o    The dollar amount or number of shares, and

     o A telephone number where we may reach you during the day, or in the evening if preferred.

Signature Guarantees

For our mutual protection, we require a signature guarantee in the following situations:

1)    You wish to sell over $50,000 worth of shares,

2) You want the proceeds to be paid to someone other than the registered owners,

3) The proceeds are not being sent to the address of record, preauthorized bank account, or preauthorized brokerage firm account,

4)    We receive instructions from an agent, not the registered owners,

5) We believe a signature guarantee would protect us against potential claims based on the instructions received.

A signature guarantee verifies the authenticity of your signature. You should be able to obtain a signature guarantee from a bank, broker, credit union, savings association, clearing agency, or securities exchange or association. A
NOTARIZED SIGNATURE IS NOT SUFFICIENT.

Share Certificates

We will credit your shares to your Fund account. We do not issue share certificates unless you specifically request them. This eliminates the costly problem of replacing lost, stolen or destroyed certificates. If a certificate is lost, stolen or destroyed, you may have to pay an insurance premium of up to 2% of the value of the certificate to replace it.

Any outstanding share certificates must be returned to the Fund if you want to sell or exchange those shares or if you would like to start a systematic withdrawal plan. The certificates should be properly endorsed. You can do this either by signing the back of the certificate or by completing a share assignment form. For your protection, you may prefer to complete a share assignment form and to send the certificate and assignment form in separate envelopes.

Telephone Transactions

You may initiate many transactions by phone. Please refer to the sections of this prospectus that discuss the transaction you would like to make or call Shareholder Services.

When you call, we will request personal or other identifying information to confirm that instructions are genuine. We may also record calls. We will not be liable for following instructions communicated by telephone if we reasonably believe they are genuine. For your protection, we may delay a transaction or not implement one if we are not reasonably satisfied that the instructions are genuine. If this occurs, we will not be liable for any loss.

If our lines are busy or you are otherwise unable to reach us by phone, you may wish to ask your investment representative for assistance or send us written instructions, as described elsewhere in this prospectus. If you are unable to execute a transaction by phone, we will not be liable for any loss.

Trust Company Retirement Plan Accounts. We cannot accept instructions to sell shares or change distribution options on Trust Company retirement plans by phone. While you may exchange shares of Trust Company IRA and 403(b) retirement accounts by phone, certain restrictions may be imposed on other retirement plans.

To obtain any required forms or more information about distribution or transfer procedures, please call Retirement Plan Services.

Account Registrations and Required Documents

When you open an account, we need you to tell us how you want your shares registered. How you register your account will affect your ownership rights and ability to make certain transactions. If you have questions about how to register your account, you should consult your investment representative or legal advisor. Please keep the following information in mind when registering your account.

Joint Ownership. If you open an account with two or more owners, we register the account as "joint tenants with rights of survivorship" unless you tell us otherwise. An account registered as "joint tenants with rights of survivorship" is shown as "Jt Ten" on your account statement. For any account with two or more owners, all owners must sign instructions to process transactions and changes to the account. Even if the law in your state says otherwise, we cannot accept instructions to change owners on the account unless ALL owners agree in writing. If you would like another person or owner to sign for you, please send us a current power of attorney.

Gifts and Transfers to Minors. You may set up a custodial account for a minor under your state's Uniform Gifts/Transfers to Minors Act. Other than this form of registration, a minor may not be named as an account owner.

Trusts. You should register your account as a trust only if you have a valid written trust document. This avoids future disputes or possible court action over who owns the account.

Required Documents. For corporate, partnership and trust accounts, please send us the following documents when you open your account. This will help avoid delays in processing your transactions while we verify who may sign on the account.

TYPE OF ACCOUNT  DOCUMENTS REQUIRED
---------------------------------------------------------------------------

CORPORATION      Corporate Resolution
------------------------------------------------------------------------

PARTNERSHIP      1. The pages from the partnership agreement that identify the general partners, or

                 2. A certification for a partnership agreement
--------------------------------------------------------------------------

TRUST            1. The pages from the trust document that identify the
                    trustees, or

                 2. A certification for trust
-------------------------------------------------------------------------

Street or Nominee Accounts. If you have Fund shares held in a "street" or "nominee" name account with your Securities Dealer, you may transfer the shares to the street or nominee name account of another Securities Dealer. Both dealers must have an agreement with Distributors or we cannot process the transfer. Contact your Securities Dealer to initiate the transfer. We will process the transfer after we receive authorization in proper form from your delivering Securities Dealer. Accounts may be transferred electronically through the NSCC. For accounts registered in street or nominee name, we may take instructions directly from the Securities Dealer or your nominee.

Important Information If You Have an Investment Representative If there is a Securities Dealer or other representative of record on your account, we are authorized: (1) to provide confirmations, account statements and other information about your account directly to your dealer and/or representative; and (2) to accept telephone and electronic instructions directly from your dealer or representative, including instructions to exchange or redeem your shares. Electronic instructions may be processed through established electronic trading systems and programs used by the Fund. Telephone instructions directly from your representative will be accepted unless you have let us know that you do not want telephone privileges to apply to your account.

Tax Identification Number

The IRS requires us to have your correct Social Security or tax identification number on a signed shareholder application or applicable tax form. Federal law requires us to withhold 31% of your taxable distributions and sale proceeds if
(i) you have not furnished a certified correct taxpayer identification number,
(ii) you have not certified that withholding does not apply, (iii) the IRS or a Securities Dealer notifies the Fund that the number you gave us is incorrect, or
(iv) you are subject to backup withholding.

We may refuse to open an account if you fail to provide the required tax identification number and certifications. We may also close your account if the IRS notifies us that your tax identification number is incorrect. If you complete an "awaiting TIN" certification, we must receive a correct tax identification number within 60 days of your initial purchase to keep your account open.

Keeping Your Account Open

Due to the relatively high cost of maintaining a small account, we may close your account if the value of your shares is less than $500. We will only do this if the value of your account fell below this amount because you voluntarily sold your shares and your account has been inactive (except for the reinvestment of distributions) for at least six months. Before we close your account, we will notify you and give you 30 days to increase the value of your account to $500.

SERVICES TO HELP YOU MANAGE YOUR ACCOUNT

Automatic Investment Plan

Our automatic investment plan offers a convenient way to invest in the Fund. Under the plan, you can have money transferred automatically from your checking account to the Fund each month to buy additional shares. If you are interested in this program, please refer to the shareholder application included with this prospectus or contact your investment representative. If you start the automatic investment plan when you open your account, your initial investment amount may be as little as $500. The market value of the Fund's shares may fluctuate and a systematic investment plan such as this will not assure a profit or protect against a loss. You may discontinue the program at any time by notifying Investor Services by mail or phone.

Systematic Withdrawal Plan

Our systematic withdrawal plan allows you to sell your shares and receive regular payments from your account on a monthly, quarterly, semiannual or annual basis. The value of your account must be at least $5,000 and the minimum payment amount for each withdrawal must be at least $50. For retirement plans subject to mandatory distribution requirements, the $50 minimum will not apply.

If you would like to establish a systematic withdrawal plan, please complete the systematic withdrawal plan section of the shareholder application included with this prospectus and indicate how you would like to receive your payments. You may choose to direct your payments to buy the same class of shares of another Franklin Templeton Fund or have the money sent directly to you, to another person, or to a checking account. Once your plan is established, any distributions paid by the Fund will be automatically reinvested in your account.

You will generally receive your payment by the end of the month in which a payment is scheduled. When you sell your shares under a systematic withdrawal plan, it is a taxable transaction.

To avoid paying sales charges on money you plan to withdraw within a short period of time, you may not want to set up a systematic withdrawal plan if you plan to buy shares on a regular basis. Shares sold under the plan may also be subject to a Contingent Deferred Sales Charge. Please see "Contingent Deferred Sales Charge" under "How Do I Sell Shares?"

You may discontinue a systematic withdrawal plan, change the amount and schedule of withdrawal payments, or suspend one payment by notifying us in writing at least seven business days before the end of the month preceding a scheduled payment. Please see "How Do I Buy, Sell and Exchange Shares? - Systematic Withdrawal Plan" in the SAI for more information.


TeleFACTS(R)

From a touch-tone phone, you may call our TeleFACTS(R) system (day or night) at 1-800/247-1753 to:

     o    obtain information about your account;

     o    obtain price and performance  information about any Franklin Templeton
          Fund;

     o    exchange shares between identically registered Franklin accounts; and

     o    request duplicate statements and deposit slips for Franklin accounts.

You will need the code number for each class to use TeleFACTS(R). The code numbers for Class I and Class II are:

               CODE  NUMBER
--------------------------------------------------------------------------

FUND NAME      CLASSI    CLASS II
--------------------------------------------------------------------------
Mutual Shares   474      574
Qualified       475      575
Beacon          476      576
Discovery       477      577
European        478      578
Financial
 Services       479      579


Statements and Reports to Shareholders

We will send you the following statements and reports on a regular basis:

     o Confirmation and account statements reflecting transactions in your account, including additional purchases and dividend reinvestments. PLEASE VERIFY THE ACCURACY OF YOUR STATEMENTS WHEN YOU RECEIVE THEM.

     o Financial reports of the Fund will be sent every six months. To reduce Fund expenses, we attempt to identify related shareholders within a household and send only one copy of a report. Call Fund Information if you would like an additional free copy of the Fund's financial reports.

Institutional Accounts

Additional methods of buying, selling or exchanging shares of the Fund may be available to institutional accounts. Institutional investors may also be required to complete an institutional account application. For more information, call Institutional Services.

Availability of These Services

The services above are available to most shareholders. If, however, your shares are held by a financial institution, in a street name account, or networked through the NSCC, the Fund may not be able to offer these services directly to you. Please contact your investment representative.

WHAT IF I HAVE QUESTIONS ABOUT MY ACCOUNT?

If you have any questions about your account, you may write to Investor Services at 700 Central Avenue, P.O. Box 33030, St. Petersburg, Florida 33733-8030. The Fund and Franklin Mutual are located at 51 John F. Kennedy Parkway, Short Hills, New Jersey 07078. Distributors is located at 777 Mariners Island Blvd., P.O. Box 7777, San Mateo, California 94403-7777. You may also contact us by phone at one of the numbers listed below.

                                       HOURS OF OPERATION (EASTERN TIME)
DEPARTMENT NAME   TELEPHONE NO.        (MONDAY THROUGH FRIDAY)
--------------------------------------------------------------------------

Shareholder
 Services        1-800/632-2301          8:30 a.m. to 8:00 p.m.
Dealer Services  1-800/524-4040          8:30 a.m. to 8:00 p.m.
Fund Information 1-800/DIAL BEN          8:30 a.m. to 11:00 p.m.
                 (1-800/342-5236)        9:30 a.m. to 5:30 p.m. (Saturday)
Retirement
 Plan Services   1-800/527-2020          8:30 a.m. to 8:00 p.m.
Institutional
 Services        1-800/321-8563          9:00 a.m. to 8:00 p.m.
TDD
 (hearing
 impaired)       1-800/851-0637          8:30 a.m. to 8:00 p.m.

Your phone call may be monitored or recorded to ensure we provide you with high quality service. You will hear a regular beeping tone if your call is being recorded.

GLOSSARY

Useful Terms and Definitions

Board - The Board of Directors of the Fund

CD - Certificate of deposit

Class I, Class II and Class Z - The Fund offers three classes of shares, designated "Class I," "Class II," and "Class Z." The three classes have proportionate interests in the Fund's portfolio. They differ, however, primarily in their sales charge and expense structures.

Code - Internal Revenue Code of 1986, as amended

Contingency Period - For Class I shares, the 12 month period during which a Contingent Deferred Sales Charge may apply. For Class II shares, the contingency period is 18 months. Regardless of when during the month you purchased shares, they will age one month on the last day of that month and each following month.

Contingent Deferred Sales Charge (CDSC) - A sales charge of 1% that may apply if you sell your shares within the Contingency Period.

Distributors - Franklin/Templeton Distributors, Inc., the Fund's principal underwriter. The SAI lists the officers and Board members who are affiliated with Distributors. See "Officers and Directors."

Eligible Governmental Authority - Any state or local government or any instrumentality, department, authority or agency thereof that has determined the Fund is a legally permissible investment and that can only buy shares of the Fund without paying sales charges.

Franklin Mutual - Franklin Mutual Advisers, Inc., the Fund's investment manager

Franklin Templeton Funds - The U.S. registered mutual funds in the Franklin Group of Funds(R) and the Templeton Group of Funds except Franklin Valuemark Funds, Franklin Government Securities Trust, Templeton Capital Accumulator Fund, Inc., Templeton Variable Annuity Fund, and Templeton Variable Products` Series Fund

Franklin Templeton Group - Franklin Resources, Inc., a publicly owned holding company, and its various subsidiaries

Franklin Templeton Group of Funds - All U.S. registered investment companies in the Franklin Group of Funds(R) and the Templeton Group of Funds

FT Services - Franklin Templeton Services, Inc., the Fund's administrator

Heine - Heine Securities Corporation, the Fund's former investment manager that was acquired by Resources on October 31, 1996

Investor Services - Franklin/Templeton Investor Services, Inc., the Fund's shareholder servicing and transfer agent

IRS - Internal Revenue Service

Letter - Letter of Intent

Market Timers - Market Timers generally include market timing or asset allocation services, accounts administered so as to buy, sell or exchange shares based on predetermined market indicators, or any person or group whose transactions seem to follow a timing pattern or whose transactions include frequent or large exchanges.

Moody's - Moody's Investors Service, Inc.

NASD - National Association of Securities Dealers, Inc.

Net Asset Value (NAV) - The value of a mutual fund is determined by deducting the fund's liabilities from the total assets of the portfolio. The net asset value per share is determined by dividing the net asset value of the fund by the number of shares outstanding.

NSCC - National Securities Clearing Corporation

NYSE - New York Stock Exchange

Offering Price - The public offering price is based on the Net Asset Value per share of the class and includes the front-end sales charge. The maximum front-end sales charge is 4.50% for Class I and 1% for Class II.

Qualified Retirement Plans - An employer sponsored pension or profit-sharing plan that qualifies under section 401 of the Code. Examples include 401(k), money purchase pension, profit sharing and defined benefit plans.

Resources - Franklin Resources, Inc.

SAI - Statement of Additional Information

S&P - Standard & Poor's Corporation

SEC - U.S. Securities and Exchange Commission

Securities Dealer - A financial institution that, either directly or through affiliates, has an agreement with Distributors to handle customer orders and accounts with the Fund. This reference is for convenience only and does not indicate a legal conclusion of capacity.

SEP - An employer sponsored simplified employee pension plan established under section 408(k) of the Code

TeleFACTS(R) - Franklin Templeton's automated customer servicing system

Trust Company - Franklin Templeton Trust Company. Trust Company is an affiliate of Distributors and both are wholly owned subsidiaries of Resources.

U.S. - United States

We/Our/Us - Unless the context indicates a different meaning, these terms refer to the Fund and/or Investor Services, Distributors, or other wholly owned subsidiaries of Resources.





PROSPECTUS & APPLICATION

FRANKLIN

MUTUAL

SERIES FUND INC.

CLASS Z

----------------------------------------------------------------------------
  MAY 1, 1997
  AS AMENDED AUGUST 19, 1997

INVESTMENT STRATEGIES

GROWTH AND INCOME o VALUE

GROWTH AND INCOME o VALUE

GROWTH AND INCOME o VALUE

GROWTH AND INCOME o VALUE

GLOBAL o VALUE

GROWTH o VALUE

Mutual Shares Fund

Mutual Qualified Fund

Mutual Beacon Fund

Mutual Financial Services Fund

Mutual European Fund

Mutual Discovery Fund

This prospectus describes the Class Z shares of the six series of Franklin Mutual Series Fund Inc. ("Mutual Series"): Mutual Shares Fund ("Mutual Shares"), Mutual Qualified Fund ("Qualified"), Mutual Beacon Fund ("Beacon"), Mutual European Fund ("European"), Mutual Discovery Fund ("Discovery") and Mutual Financial Services Fund ("Financial Services"). Each of these series may, individually or together, be referred to as the "Fund(s)." This prospectus contains information you should know before investing in the Fund. Please keep it for future reference.

The Fund currently offers other classes of shares with different sales charge and expense structures, which affect performance. These classes are described in a separate prospectus. For more information, contact your investment representative or call 1-800/DIAL BEN.

The Fund has a Statement of Additional Information ("SAI") for its Class Z shares, dated May 1, 1997, as amended August 19, 1997, which may be further amended from time to time. It includes more information about the Fund's procedures and policies. It has been filed with the SEC and is incorporated by reference into this prospectus. For a free copy or a larger print version of this prospectus, call 1-800/DIAL BEN or write the Fund at its address.

SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY OF THE U.S. GOVERNMENT. SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

LIKE ALL MUTUAL FUNDS, THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC OR ANY STATE SECURITIES COMMISSION NOR HAS THE SEC OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THIS PROSPECTUS IS NOT AN OFFERING OF THE SECURITIES HEREIN DESCRIBED IN ANY STATE, JURISDICTION OR COUNTRY IN WHICH THE OFFERING IS NOT AUTHORIZED. NO SALES REPRESENTATIVE, DEALER, OR OTHER PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS. FURTHER INFORMATION MAY BE OBTAINED FROM DISTRIBUTORS.

The principal investment objective of Mutual Shares, Qualified, Beacon, European and Financial Services is capital appreciation, which may occasionally be short-term. A secondary objective of each is income. Discovery's investment objective is long-term capital appreciation. These objectives are fundamental policies of each Fund and may not be changed without shareholder approval. Of course, there is no assurance that the Fund's objective will be achieved.


TABLE OF CONTENTS

About the Fund
Expense Summary
Financial Highlights
How does the Fund Invest its Assets?
Who Manages the Fund?
How does the Fund Measure Performance?
How Taxation Affects the Fund and its Shareholders
How is the Fund Organized?

ABOUT YOUR ACCOUNT

How Do I Buy Shares?
May I Exchange Shares for Shares of Another Fund?
How Do I Sell Shares?
What Distributions Might I Receive from the Fund?
Transaction Procedures and Special Requirements
Services to Help You Manage Your Account
What If I Have Questions About My Account?

GLOSSARY
Useful Terms and Definitions



Franklin
Mutual Series
Fund Inc. - Class Z
------------------------------------------------------

May 1, 1997,
as amended August 19, 1997

When reading this prospectus, you will see certain terms beginning with capital letters. This means the term is explained in our glossary section.

51 John F. Kennedy Parkway
Short Hills, NJ 07078

1-800/DIAL BEN



ABOUT THE FUND

Expense Summary

This table is designed to help you understand the costs of investing in the Fund. With the exception of Financial Services, it is based on the historical expenses of Class Z for the fiscal year ended December 31, 1996. The numbers in the table for Financial Services are based on estimated expenses for the current fiscal year. The Funds' actual expenses may vary.


A. SHAREHOLDER TRANSACTION EXPENSES+
                     MUTUAL                                           FINANCIAL
                     SHARES  QUALIFIED   BEACON    DISCOVERY  EUROPEAN SERVICES
===============================================================================

Maximum Sales
 Charge Imposed
 on Purchases       None      None        None       None       None      None

B. Annual Fund Operating Expenses*
  (as a percentage of average net assets)
   Management Fees**
                   0.60%*** 0.60%***   0.60%***      0.80%***  0.80%*** 0.00%**
  Rule 12b-1 Fees  None     None       None          None      None     None
  Other Expenses  0.12%     0.18%      0.15%         0.19%     0.35%    1.00%
                   ----------------------------------------------------------
  Total Fund
   Operating Expenses**
                  0.72%*** 0.78%***    0.75%***      0.99%*** 1.15%***  1.00%**
                 ==============================================================
C. Example
  Assume the annual return for the class is 5%, operating expenses are as described above, and you sell your shares after the number of years shown. These are the projected expenses for each $1,000 that you invest in the Fund.

                     MUTUAL                                           FINANCIAL
                     SHARES   QUALIFIED  BEACON   DISCOVERY  EUROPEAN SERVICES
-------------------------------------------------------------------------------

  1 Year              $ 7     $ 8         $ 8      $ 10       $ 12      $10
  3 Years             $23     $25         $24      $ 32       $ 37      $32
  5 Years             $40      $43        $42      $ 55       $ 63      --
  10 Years            $89     $97         $93      $121       $140      --
THIS IS JUST AN EXAMPLE. IT DOES NOT REPRESENT PAST OR FUTURE EXPENSES OR RETURNS. Actual expenses and returns may be more or less than those shown. The Fund pays its operating expenses. The effects of these expenses are reflected in the Net Asset Value or dividends of the class and are not directly charged to your account.


+If your transaction is processed through your Securities Dealer, you may be charged a fee by your Securities Dealer for this service.

*In connection with the transaction which resulted in Franklin Mutual becoming the Fund's investment manager, Franklin Mutual made a commitment to the Fund's Board not to seek an increase in the rate of investment advisory fees for a three year period beginning November 1, 1996. This agreement applies only to those series which existed at that time. The parties also agreed that for the same period the ordinary expenses of each series' (based on a percentage of net assets) will not be higher than they were expected to be as of November 1, 1996, based on the annualized expense ratios of each series as of that date. Increases in expenses beyond these expense ratios will be permitted, however, if the Board is satisfied that such expenses also would have been higher (based upon such considerations as the amount and composition of assets under management, the number of security transactions, the number of shareholder accounts, regulatory requirements and general economic conditions) had the transaction not taken place. This expense limitation does not include items such as litigation expenses, interest, taxes, insurance, brokerage commissions and expenses of an extraordinary nature.

**Franklin Mutual has agreed in advance to waive its management fee and make certain payments to reduce the Financial Services Fund's expenses so its aggregate annual operating expenses do not exceed 1.00% of Class Z's average net assets for its initial twenty-four months of operation. Absent this reduction, contractual management fees and total expected operating expenses for the current fiscal year would equal 0.80% and 1.85%, respectively, of Class Z's average net assets. After the first twenty-four months of operations, Franklin Mutual may terminate this arrangement at any time.

***For the period shown, Franklin Mutual and its affiliates had agreed in advance to limit its management fees during the Fund's previous fiscal year. This agreement, which expires October 31, 1999, did not apply to Financial Services which was not in existence during the previous fiscal year. With this reduction, management fees and total operating expenses were as follows:

               MUTUAL
               SHARES     QUALIFIED     BEACON      DISCOVERY       EUROPEAN
==============================================================================
Management
 Fees          0.58%      0.57%         0.58%          0.77%          0.74%
Total
 Operating
 Expenses      0.70%      0.75%         0.73%          0.96%          1.09%

FINANCIAL HIGHLIGHTS

This table summarizes the Fund's financial history for Class Z. The information has been audited by Ernst & Young LLP, the Fund's independent auditors. Their audit report appears in the Fund's Annual Report to Shareholders. The Annual Report to Shareholders also includes more information about the Fund's performance. For a free copy, please call Fund Information.

MUTUAL SHARES - CLASS Z

                                   YEAR ENDED DECEMBER 31,
-----------------------------------------------------------
                                   1996     1995    1994       1993     1992    1991    1990     1989    1988    1987
---------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE,
Beginning of Year                 $86.45  $78.69   $80.97     $73.36  $64.49   $56.39  $67.16  $67.77  $57.83   $60.43
                                 -------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income               2.77    1.99     1.34       1.41    1.55     2.04    3.32    4.03    2.64     2.23
Net Gains
 or Losses
 on Securities
 (realized
 and unrealized)                  14.80    20.51     2.28      13.89    12.07    9.69   (9.86)  6.00    14.98    1.78
                                 ------------------------------------------------------------------------------------
Total from Investment Operations  17.57    22.50     3.62      15.30   13.62    11.73   (6.54)  10.03   17.62    4.01
                                 ------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends (from net
 investment income)                2.48     1.93     1.34       1.38     1.59     2.00    3.34    4.09     2.63   2.52
Distributions (from capital gains) 8.69    12.81     4.56       6.31     3.16     1.63     .89    6.55     5.05   4.09
                                 -------------------------------------------------------------------------------------
Total Distributions               11.17    14.74     5.90       7.69    4.75     3.63    4.23   10.64    7.68     6.61
Net Asset Value,
End of Period                    $92.85   $86.45   $78.69     $80.97  $73.36   $64.49  $56.39  $67.16  $67.77   $57.83
                                 =====================================================================================
TOTAL RETURN                      20.76%   29.11%    4.53%     21.00%  21.33%   20.99%  (9.82)% 14.93%  30.69%    6.34%
RATIOS/SUPPLEMENTAL DATA:        =====================================================================================
Net Assets, End of Period
 (millions)                      $6,543  $5,230    $3,746     $3,527   $2,913  $2,640  $2,521  $3,403   $2,551  $1,685
Ratio of Expenses to Average
 Net Assets                        .70%*    .69%      .72%      .74%     .78%    .82%    .85%    .65%*    .67%*   .69%
Ratio of Net Investment
 Income to Average Net Assets     3.02%*   2.47%     1.80%     1.90%    2.18%   3.08%   4.88%   5.57%*   4.16%*  3.32%
Portfolio Turnover Rate          58.35%   79.32%    66.55%    48.78%   41.06%  47.89%  43.41%  71.54%   89.67%   77.72%
Average Commission Per Share      $.041    --        --         --       --      --     --      --       --       --

*After reduction of expenses by the investment adviser. Had the investment adviser not undertaken such action, the ratios of operating expenses and net investment income would have been .72% and 3.00% in 1996, .67% and 5.55% in 1989, and .74% and 4.09% in 1988.

QUALIFIED - CLASS Z

                                   YEAR ENDED DECEMBER 31,
==============================================================================
                                    1996     1995    1994       1993     1992    1991    1990     1989    1988    1987
=======================================================================================================================

NET ASSET VALUE,
Beginning of Year                 $29.74  $26.67   $27.00     $24.43  $21.18   $18.37  $22.21  $22.71  $19.37   $20.06
                                  -----------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income                .94     .66      .43        .38     .49      .67    1.22    1.34     .84      .77
Net Gains or Losses
 on Securities (realized
 and unrealized)                    5.24    6.33     1.10       5.12    4.27     3.18    (3.45)  1.91    4.95      .86
                                  --------------------------------------------------------------------------------------
Total from Investment Operations    6.18    6.99     1.53       5.50    4.76     3.85   (2.23)   3.25    5.79     1.63
LESS DISTRIBUTIONS:                -------------------------------------------------------------------------------------
Dividends (from net
 investment income)                  .87    .65       .43        .37     .49      .67    1.23    1.36      .83     .88
Distributions (from capital gains)  2.58    3.27     1.43       2.56    1.02      .37     .38    2.39    1.62     1.44
                                   -----------------------------------------------------------------------------------
Total Distributions                 3.45    3.92     1.86       2.93    1.51     1.04    1.61    3.75    2.45     2.32
Net Asset Value,                   -----------------------------------------------------------------------------------
End of Period                     $32.47  $29.74   $26.67     $27.00  $24.43   $21.18  $18.37  $22.21  $22.71   $19.37
                                  ====================================================================================
Total Return                       21.19%  26.60%    5.73%     22.71%  22.70%   21.13% (10.12)% 14.44%  30.15%    7.72%
                                  =====================================================================================

RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of
 Period (millions)                 $4,287  $3,002  $1,792     $1,511   $1,251  $1,110  $1,075  $1,470   $1,094    $686
Ratio of Expenses to
 Average Net Assets                .75%*    .72%    .73%        .78%     .82%    .87%    .89%    .70%*    .62%*   .71%
Ratio of Net Investment Income
 to Average Net Asset             3.06%*   2.71%   1.91%       1.65%    2.10%   3.09%   5.40%    5.61%*  3.96%*  3.43%
Portfolio Turnover Rate          65.03%   75.59%  67.65%      56.22%   47.39%  51.99%  46.12%   73.41%  85.05%  73.50%
Average Commission Per Share      $.036   --       --          --        --     --       --       --     --       --

*After reduction of expenses by the investment adviser. Had the investment adviser not undertaken such action, the ratios of operating expenses and net investment income would have been .78% and 3.03% in 1996, .71% and 5.60% in 1989, and .69% and 3.89% in 1988.

BEACON - CLASS Z

                                                                                                      Sept. 1, 1987 Year Ended
                         Year Ended December 31,                                                      to Dec. 31,   August 31,
---------------------------------------------------------------------------------------------------------------------------------
                           1996    1995     1994    1993       1992     1991    1990    1989     1988    1987        1987+
=============================================================================================================================

NET ASSET VALUE,
Beginning of Period     $35.94    $31.03  $31.09   $27.10     $23.36  $20.80  $24.09 $22.85   $19.49    $24.78      $19.27
                        -----------------------------------------------------------------------------------------------------
INCOME FROM
INVESTMENT OPERATIONS:
Net Investment Income     1.20       .87     .46      .37        .45     .75    1.08   1.12      .77       .22         .37
Net Gains or Losses on
 Securities
 (realized and
 unrealized)             6.28      7.09    1.28      5.81       4.85    2.88   (3.03)  2.84     4.80     (3.96)       6.39
                        -----------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT
 OPERATIONS              7.48      7.96    1.74      6.18       5.30    3.63   (1.95)  3.96     5.57     (3.74)       6.76
Less Distributions:    ------------------------------------------------------------------------------------------------------
Dividends (from net
 investment income)      1.06      .84      .44       .37        .46     .74    1.08   1.17      .80       .51         .31
Distributions (from
 capital gains)          3.41     2.21     1.36      1.82       1.10     .33     .26   1.55     1.41      1.04         .94
                       -------------------------------------------------------------------------------------------------------
Total Distributions       4.47      3.05    1.80     2.19       1.56    1.07    1.34   2.72     2.21      1.55        1.25
Net Asset Value,       ------------------------------------------------------------------------------------------------------
End of Period           $38.95    $35.94  $31.03   $31.09     $27.10  $23.36  $20.80 $24.09   $22.85    $19.49      $24.78
                       ----------------------------------------------------------------------------------------------------
TOTAL RETURN*            21.19%    25.89%   5.61%   22.93%     22.92%  17.60%  (8.17)%17.46%   28.79%   (15.12)%     37.33%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End
 of Period (millions)   $4,920     $3,573   $2,060  $1,062     $534    $398   $388    $409     $214       $131       $159
Ratio of Expenses
 to Average Net Assets    .73%***    .72%   .75%     .73%       .81%    .85%     .85%  .67%***   .59%***   .87%**      .85%
Ratio of Net
 Investment
 Income to
 Average Net
 Assets                 3.21%***   2.89%   1.96%    1.53%      1.90%   3.07%    4.59%   4.98%*** 3.64%***2.86%**   2.50%
Portfolio
 Turnover Rate         66.87%     73.18%  70.63%   52.88%     57.52%  56.63%   57.74%  67.18%   86.79%   28.07%   73.41%
Average Commission
 Per Share              $.047       --      --         --       --      --       --      --       --       --       --

+This year is covered by the report of other independent auditors. This report is not included in this prospectus.

*Not annualized for periods of less than one year.

**Annualized.

***After reduction of expenses by the investment adviser. Had the investment adviser not undertaken such action, the ratios of operating expenses and net investment income would have been 0.75% and 3.19% in 1996, .68% and 4.97% in 1989, and .66% and 3.57% in 1988.


DISCOVERY - CLASS Z
                        YEAR ENDED DECEMBER 31,
==================================================================
                        1996    1995     1994    1993
===============================================================

NET ASSET VALUE,
BEGINNING OF YEAr     $15.16   $12.55  $13.05   $10.00
               ----------------------------------------------------
Income from
 Investment
 Operations:
Net Investment
 Income                  .34      .17     .15      .10
Net Gain on Securities
 (realized and
 unrealized)            3.39         3.40      .32    3.48
                       ---------------------------------------
Total from Investment
 Operations             3.73         3.57      .47    3.58
Less Distributions:    ----------------------------------------
Dividends (from net
 investment income)     .31          .14       .16     .09
Distributions
 (from capital gains)  1.40          .82       .81     .44
                       -----------------------------------------
Total Distributions     1.71      .96     .97      .53
Net Asset Value,      ------------------------------------------
End of Period         $17.18   $15.16  $12.55   $13.05
                      ==========================================
Total Return           24.93%   28.63%   3.62%   35.85%
                      ==========================================
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of
 Period (millions)    $2,976   $1,370   $725      $548
Ratio of Expenses
 to Average
 Net Assets             .96%*   .99%   .99%       1.07%
Ratio of Net Investment
 Income to
 Average Net Asset     2.24%*  2.00%  1.64%       1.17%
Portfolio
 Turnover Rate        80.18%  73.23  72.70%      90.37%
Average Commission
 Per Share             $.026   --     --           --

*After reduction of expenses by the investment adviser. Had the investment adviser not undertaken such action, the ratios of operating expenses and net investment income would have been .99% and 2.21% in 1996.

EUROPEAN - CLASS Z

                    For the period
                    July 3, 1996+ to
                    December 31, 1996
===================================

NET ASSET VALUE,
Beginning of Period           $10.00
                    ------------------------------------
Income from Investment Operations:
Net Investment Income          .06
Net Gain on Securities
 (realized and
 unrealized)                  1.40
                   ------------------------------------
Total from Investment
 Operations                   1.46
                   ------------------------------------
LESS DISTRIBUTIONS:
 Dividends (from net
 investment income)           .05
Distributions (from
 capital gains)               .02
                   ------------------------------------
Total Distributions           .07
NET ASSET VALUE,   ------------------------------------
End of Period              $11.39
                   ====================================
Total Return                14.61%*
                  =====================================

RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of
 Period (millions)            $450
Ratio of Expenses to
 Average Net Assets         1.15%**
Ratio of Expenses,
 Net of Reimbursement,
 to Average Net Assets      1.09%**
Ratio of Net Investment
 Income to
 Average Net Assets         1.87%**
Portfolio Turnover Rate    36.75%
Average Commission
 Per Share                  $.023
+Commencement of Operations
*Not annualized for periods of less than one year.
**Annualized.

HOW DOES THE FUND INVEST ITS ASSETS?


The Fund's Investment Objective

The principal investment objective of Mutual Shares, Qualified, Beacon, European and Financial Services is capital appreciation, which may occasionally be short-term. A secondary objective of each is income. Discovery's investment objective is long-term capital appreciation. These objectives are fundamental policies of each Fund and may not be changed without shareholder approval. Of course, there is no assurance that the Fund's objective will be achieved.

Types of Securities in which the Fund May Invest

European will normally invest at least 65% of its invested assets in the securities of issuers organized under the laws of, or whose principal business operations are in, or at least 50% of whose revenue is earned from, European countries. European countries are given a broad definition which includes all of the countries that are members of the European Union, United Kingdom, Scandinavia, Eastern and Western Europe and those regions of Russia and the former Soviet Union that are considered part of Europe. European may also invest up to 35% of its invested assets in U.S. securities as well as in securities of issuers from the Levant, Middle East and the rest of the world. European is currently expected to invest primarily in Western Europe and Scandinavia but may also include investments in other countries. European will normally invest in at least 5 countries although it may invest all of its assets in a single country. However, European may include in its portfolio securities of issuers from outside of Europe and the U.S. For short-term purposes, European anticipates that it generally will buy short-term securities denominated in U.S. dollars. European will normally attempt to maintain at least 50% of the value of its assets invested in securities of foreign corporations at the close of each taxable year.

Financial Services will normally invest at least 65% of its invested assets in the securities issued by companies in the financial services industry. Accordingly, Financial Services will be concentrated in the financial services industry which, for Fund purposes, is considered to be issuers which, on the basis of information supplied to and analyzed by Franklin Mutual, are believed to have at least 50% of their assets or revenues derived from the creation, purchase and sale of financial instruments. Issuers in the financial services industry include banks, savings and loan organizations, credit card companies, brokerage firms, finance companies, sub-prime lending institutions, investment advisers, investment companies and insurance companies. Many issuers within the financial services industry are smaller capitalized companies and therefore may be subject to certain risks not associated with larger companies. (See the discussion in the next paragraph.) As the nature of the financial services industry continues to evolve, additional types of issuers may be included in the Fund. Financial Services' investment policy of concentrating in the financial services industry is fundamental and may not be changed without a vote of a majority of the outstanding voting securities of Financial Services.

Discovery expects to invest approximately 50% of its assets in foreign companies and to invest proportionately more of its assets in smaller capitalized companies than the other series. Investing in smaller capitalized companies may involve greater risks than investing in securities of larger companies. Smaller companies often are not well known, often may trade at a discount and may not be followed by established financial institutions.

Each Fund pursues its objectives primarily through investments in common stock and preferred stock as well as debt securities and securities convertible into common stock (including convertible preferred and convertible debt securities). You should bear in mind that since every investment carries risk, the value of the assets of each series fluctuates with changes in the market value of the Fund's investments. Therefore, there is no assurance that the Fund's objectives will be achieved. Except for the Fund's primary and secondary investment objectives, these objectives are not fundamental and the Board reserves the right to change them without shareholder approval, which may result in the Fund having an investment objective different from that which an investor deemed appropriate at the time of investment.

The general investment policy of each Fund is to invest in common stock, preferred stock and corporate debt securities, which may be convertible into common stock and the other investments described below which, in the opinion of Franklin Mutual, are available at prices less than their intrinsic value. (See "Non-U.S. Securities," "Repurchase Agreements and Loans of Securities" and "Hedging.")

Franklin Mutual also has no pre-set limits as to the percentage of each Fund's portfolio which may be invested in equity securities, debt securities (including "junk bonds" as described below), or cash equivalents. Franklin Mutual's opinions are based upon analysis and research, taking into account, among other factors, the relationship of book value to market value of the securities, cash flow, and multiples of earnings of comparable securities. These factors are not applied formulaically, as Franklin Mutual examines each security separately; Franklin Mutual has no general criteria as to asset size, earnings or industry type which would make a security unsuitable for purchase by a series. Although the Funds may invest in securities from any size issuer, Mutual Shares, Qualified and Beacon will tend to invest in securities of issuers with market capitalizations in excess of $1 billion due to the larger size of these series. Each Fund may invest in securities that are traded on U.S. or foreign exchanges, the National Association of Securities Dealers Automated Quotation system ("NASDAQ") national market system or in the over-the-counter ("OTC") market. With the exception of Financial Services, each Fund may invest in any industry sector although no series will be concentrated in any one industry.

Debt securities in which the Fund invests (such as corporate and U.S. government bonds, debentures and notes) may or may not be rated by rating agencies such as Moody's or S&P, and, if rated, such rating may range from the very highest to the very lowest, currently C for Moody's and D for S&P. Securities rated D are in default as to the payments of principal and interest. Medium and lower rated debt securities in which each series expects to invest are commonly known as "junk bonds." The Fund may be subject to investment risks as to these unrated or lower rated securities that are greater in some respects than the investment risks incurred by a fund which invests only in securities rated in higher categories. In addition, the secondary market for such securities may be less liquid and market quotations less readily available than higher rated securities, thereby increasing the degree to which judgment plays a role in valuing such securities. The general policy of each Fund is to invest in debt instruments, including junk bonds, for the same reasons underlying investments in equities, i.e., whenever such instruments are available, in Franklin Mutual's opinion, at prices less than their intrinsic value. Consequently, Franklin Mutual's own analysis of a debt instrument exercises a greater influence over the investment decision than the stated coupon rate or credit rating. The Funds have historically invested in debt instruments issued by reorganizing or restructuring companies, or companies which recently emerged from, or are facing, the prospect of a financial restructuring. It is under these circumstances, which usually involve unrated or low rated securities that are often in, or about to, default that Franklin Mutual identifies securities which are sometimes available at prices which it believes are less than their intrinsic value. Although such debt securities may pose a greater risk than higher rated debt securities of loss of principal, the debt securities of reorganizing or restructuring companies typically rank senior to the equity securities of such companies and offer the potential for certain investment opportunities. See "How does the Fund Invest its Assets? - Medium and Lower Rated Corporate Debt Securities" in the SAI.

Each Fund also seeks to invest in the securities of domestic and foreign companies involved in mergers, consolidations, liquidations and reorganizations or as to which there exist tender or exchange offers, and may participate in such transactions. Although there are no restrictions limiting the extent to which a Fund may invest in such transactions, no Fund presently anticipates investing more than 50% of its portfolio in such investments. There can be no assurance that any merger, consolidation, liquidation, reorganization or tender or exchange offer proposed at the time a Fund makes its investment will be consummated or will be consummated on the terms and within the time period contemplated by Franklin Mutual.

Each Fund from time to time may also purchase indebtedness and participations therein, both secured and unsecured, of debtor companies in reorganization or financial restructuring ("Indebtedness"). Such Indebtedness may be in the form of loans, notes, bonds or debentures. Participations normally are made available only on a nonrecourse basis by financial institutions, such as banks or insurance companies, or by governmental institutions, such as the Resolution Trust Corporation, the Federal Deposit Insurance Corporation or the Pension Benefit Guaranty Corporation, or may include supranational organizations such as the World Bank. When a Fund purchases a participation interest, it assumes the credit risk associated with the bank or other financial intermediary as well as the credit risk associated with the issuer of any underlying debt instrument.

Each Fund may also purchase trade and other claims against, and other unsecured obligations of, such debtor companies, which generally represent money due a supplier of goods or services to such company. Some corporate debt securities, including Indebtedness, purchased by the Fund may have very long maturities. The length of time remaining until maturity is one factor Franklin Mutual considers in purchasing a particular Indebtedness. The purchase of Indebtedness of a troubled company always involves a risk as to the creditworthiness of the issuer and the possibility that the investment may be lost. Franklin Mutual believes that the difference between perceived risk and actual risk creates the opportunity for profit which can be realized through proper analysis. There are no established markets for some of this Indebtedness and thus it is less liquid than more heavily traded securities. Indebtedness which represents indebtedness of the debtor company to a bank are not securities of the banks issuing or selling them. The Funds purchase loans from national and state chartered banks as well as foreign ones. The Funds normally invest in senior indebtedness of the debtor companies, although on occasion subordinated indebtedness may also be acquired.

Each Fund does not invest more than 15% of its portfolio in assets which are illiquid, including Indebtedness which are not readily marketable. Other securities which may be considered to be illiquid but in which a Fund may invest include restricted securities not registered under the Securities Act of 1933, OTC options and securities that are otherwise considered illiquid as a result of market or other factors.

Each Fund may invest in securities eligible for resale under Rule 144A of the Securities Act of 1933 ("144A securities"). The Board has adopted procedures in accordance with Rule 144A whereby specific 144A securities held in the Fund may be deemed to be liquid. Nevertheless, due to changing market or other factors 144A securities may be subject to a greater possibility of becoming illiquid than registered securities. Fund purchases of 144A securities may increase the level of illiquidity and institutional buyers may become disinterested in purchasing such securities.

Each Fund may also invest in cash equivalents such as Treasury bills and high quality commercial paper. The Funds generally purchase securities for investment purposes and not for the purpose of influencing or controlling management of the issuer. However, in certain circumstances when Franklin Mutual perceives that one or more of the Funds may benefit, the Fund may itself seek to influence or control management or may invest in other entities that purchase securities for the purpose of influencing or controlling management, such as investing in a potential takeover or leveraged buyout or investing in other entities engaged in such activities. The Funds may also invest in distressed mortgage obligations and other debt secured by real property and may sell short securities it does not own up to 5% of its assets. Short sales have risks of loss if the price of the security sold short increases after the sale, but the Fund can profit if the price decreases. The Funds may also sell securities "short against the box" without limit. See "How does the Fund Invest its Assets? - Short Sales" in the SAI for more discussion of these practices.

Each Fund may invest in common stock, preferred stock and corporate debt securities in such proportions as Franklin Mutual deems advisable. Franklin Mutual typically keeps a portion of the assets of each Fund invested in short-term debt securities and preferred stocks although it may choose not to do so when circumstances dictate. In addition, each Fund may invest from time to time in other investment company securities, subject to applicable law which restricts such investments. Investors should recognize that a Fund's purchase of the securities of such investment companies results in layering of expenses such that investors indirectly bear a proportionate share of the expenses of such investment companies, including operating costs, and investment advisory and administrative fees.


Special Considerations Relating to Financial Services

Under regulations of the SEC, a Fund, including Financial Services, may not invest more than 5% of its total assets in the securities of any company that derives more than 15% of its revenues from securities-related activities, which means activities as a broker, dealer, underwriter or investment adviser. Further, immediately after a purchase of equity securities of such an issuer, such Fund may not own more than 5% of the outstanding securities of any class of equity securities of such issuer, and immediately after a purchase of debt securities of such an issuer, such Fund may not own more than 10% of the outstanding principal amount of such issuer's debt securities.

As stated above, Financial Services concentrates its investments in the financial service industry. Its investment and performance, accordingly, will be affected by general market and economic conditions as well as other risk factors particular to the financial services industry. Financial services companies are subject to extensive government regulation which may limit both the amount and types of loans and other financial commitments they can make, and the interest rates and fees they can charge. Profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change. Credit losses resulting from financial difficulties of borrowers can negatively impact the industry. Insurance companies may be subject to severe price competition, claims activity, marketing competition and general economic conditions. Particular insurance lines will also be influenced by specific matters. Property and casualty insurer profits may be affected by certain weather catastrophes and other disasters. Life and health insurer profits may be affected by mortality risks and morbidity rates. Individual insurance companies may be subject to material risks including reserve inadequacy and the inability to collect from reinsurance carriers.

Congress is currently considering legislation that would reduce the separation between commercial and investment banking businesses. If enacted this could significantly impact the industry and Financial Services. While banks may be able to expand the services which they offer if legislation broadening bank powers is enacted, expanded powers could expose banks to well-established competitors, particularly as the historical distinctions between banks and other financial institutions erode. In addition, the financial services industry is an evolving and competitive industry that is undergoing significant change with various consolidations and the continual development of new products, structures and a regulatory framework that is anticipated to be subject to further change.


Non-U.S. Securities

The Funds may purchase securities of non-U.S. issuers and Discovery expects that approximately 50% of its assets may be so invested. European will normally invest at least 65% of its invested assets in European countries (as defined above). The remaining Funds expect to invest a lesser percentage in securities of non-U.S. issuers than Discovery, with Beacon investing the next largest percentage, followed by Qualified, Financial Services and finally with Mutual Shares holding the smallest percentage of these securities. The Funds may purchase securities denominated in any currency and generally expect currency risks will be hedged to the extent that hedging is available. Investments in securities of non-U.S. issuers involve certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include fluctuations in foreign exchange rates, volatile political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws or restrictions. Since each Fund may invest in securities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency exchange rates will affect the value of securities in the portfolio and the unrealized appreciation or depreciation of investments, although Franklin Mutual generally attempts to reduce such risks through hedging transactions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those countries.

There may be less publicly available information about a foreign company than about a U.S. company. Foreign companies may not be subject to accounting, auditing and financial reporting standards and requirements comparable to or as uniform as those of U.S. companies. Non-U.S. securities markets, while growing in volume, have, for the most part, substantially less volume than U.S. markets, and securities of many foreign companies are less liquid and their prices more volatile than securities of comparable U.S. companies. Transaction costs on non-U.S. securities markets are generally higher than in the U.S. There is generally less government supervision and regulation of exchanges, brokers and issuers than there is in the U.S. Each series' foreign investments may include both voting and non-voting securities, sovereign debt and participations in foreign government deals. The Fund might have greater difficulty taking appropriate legal action with respect to foreign investments in non-U.S. courts than with respect to domestic issuers in U.S. courts.

Each Fund may invest in securities commonly known as Depositary Receipts of non-U.S. issuers which have certain risks, including trading for a lower price, having less liquidity than their underlying securities and risks relating to the issuing bank or trust company. Depositary Receipts can be sponsored by the issuer of the underlying securities or the issuing bank or trust company or unsponsored. Holders of unsponsored Depositary Receipts have a greater risk that receipt of corporate information and proxy disclosure will be untimely, information may be incomplete and costs may be higher.

Dividend and interest income from non-U.S. securities will generally be subject to withholding taxes by the country in which the issuer is located, which may not be recoverable, either directly or indirectly, as a foreign tax credit or deduction by the Fund or its shareholders. Please see the SAI for more details.


Repurchase Agreements and Loans of Securities

Each Fund may invest up to 10% of its assets in repurchase agreements, including tri-party repurchase agreements. Each Fund may also loan its portfolio securities in order to realize additional income. Repurchase and tri-party agreements are generally agreements under which the Fund obtains money market instruments subject to resale to the seller at an agreed upon price and date. Any loans of portfolio securities which the Fund may make must be fully collateralized at all times by securities with a value at least equal to 100% of the current market value of the loaned securities. The Funds presently do not anticipate loaning more than 5% of their respective portfolio securities. There are certain risks associated with such transactions which are described in the SAI.


Hedging and Income Transactions

The Funds may utilize various investment strategies as described below to hedge various market risks (such as risks related to fluctuations in interest rates, currency exchange rates, and broad or specific equity market movements), to manage the effective maturity or duration of fixed-income securities or for gain. Such strategies are generally accepted by modern portfolio managers and are regularly utilized by many mutual funds and other institutional investors. Techniques and instruments may change over time as new instruments and strategies are developed or regulatory changes occur and the Fund will describe any such techniques in its registration statement before using them. In the course of pursuing these investment strategies, the Funds may purchase and sell exchange-listed and OTC put and call options on securities, equity and fixed-income indices and other financial instruments, purchase and sell financial futures contracts and options thereon, and enter into various currency transactions such as currency forward contracts, currency futures contracts, currency swaps or options on currencies or currency futures (collectively, all of the above are called "Hedging Transactions").

Hedging Transactions may be used to attempt to protect against possible changes in the market value of securities held in or to be purchased for a Fund's portfolio resulting from changes in securities markets or currency exchange rate fluctuations, to protect the Fund's unrealized gains in the value of its portfolio securities, to facilitate the sale of such securities for investment purposes, or to establish a position in the derivatives markets as a temporary substitute for purchasing or selling particular securities. Any or all of these investment techniques may be used at any time and there is no particular strategy that dictates the use of one technique rather than another, as use of any Hedging Transaction is a function of numerous variables including market conditions. The ability of a Fund to utilize these Hedging Transactions successfully will depend on Franklin Mutual's ability to predict pertinent market movements, which cannot be assured. The Fund will comply with applicable regulatory requirements when implementing these strategies, techniques and instruments. Each Fund generally hedges the foreign currency risk associated with its investments in foreign securities. European expects to hedge for gain on market risks including broad movements in markets in addition to the specific currency risk of its portfolio securities. No more than 5% of the Fund's assets will be at risk in such types of instruments entered into for non-hedging purposes. Hedging Transactions involving financial futures and options thereon will be purchased, sold or entered into generally for bona fide hedging, risk management or portfolio management purposes.

Hedging Transactions, whether entered into as a hedge or for gain, have risks associated with them including possible default by the other party to the transaction, illiquidity and, to the extent Franklin Mutual's view as to certain market movements is incorrect, the risk that the use of such Hedging Transactions could result in losses greater than if they had not been used. Use of put and call options may result in losses to a Fund, force the sale or purchase of portfolio securities at inopportune times or for prices higher than (in the case of put options) or lower than (in the case of call options) current market values, limit the amount of appreciation the Fund can realize on its investments, increase the cost of holding a security and reduce the returns on securities or cause a series to hold a security it might otherwise sell. The use of currency transactions can result in a Fund incurring losses as a result of a number of factors including the imposition of exchange controls, suspension of settlements, or the inability to deliver or receive a specified currency. The use of options and futures transactions entails certain other risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of the Fund creates the possibility that losses on the hedging instrument may be greater than gains in the value of the Fund's position. In addition, futures and options markets may not be liquid in all circumstances and certain OTC options may have no markets. As a result, in certain markets, a Fund might not be able to close out a transaction without incurring substantial losses, if it is able to close out a transaction at all. Although the use of futures and options transactions for hedging should tend to minimize the risk of loss due to a decline in the value of the hedged position, at the same time they tend to limit any potential gain which might result from an increase in value of such position. Finally, the daily variation margin requirements for futures contracts would create a greater ongoing potential financial risk than would purchases of options, where the exposure is limited to the cost of the initial premium. Losses resulting from the use of Hedging Transactions would reduce net asset value, and possibly income, and such losses can be greater than if the Hedging Transactions had not been utilized. The cost of entering into Hedging Transactions may also reduce the Fund's total return to investors.


Fundamental Restrictions

Each Fund has adopted a number of fundamental investment restrictions, which may not be changed for a particular Fund without the approval of that Fund's shareholders. These restrictions are set forth in the SAI.

Among other things, each Fund may not purchase the securities of any one issuer, other than the U.S. government or any of its agencies or instrumentalities, if immediately after such purchase more than 5% of the value of its total assets would be invested in such issuer, or such Fund would own more than 10% of the outstanding voting securities of such issuer, except that up to 25% of the value of such series' total assets may be invested without regard to such 5% and 10% limitations; make loans, except to the extent the purchase of debt obligations of any type are considered loans and except that the Fund may lend portfolio securities to qualified institutional investors in compliance with requirements established from time to time by the SEC and the securities exchanges on which such securities are traded; for all Funds except for Financial Services, invest more than 25% of the value of its assets in a particular industry (except that U.S. government securities are not considered an industry); or issue securities senior to its stock or borrow money or utilize leverage in excess of the maximum permitted by the Investment Company Act of 1940, which is currently 331/3% of total assets (plus 5% for emergency or other short-term purposes). Such borrowing has special risks. The Fund will not engage in investment transactions when borrowing exceeds 5% of its assets.

While Mutual Shares, Qualified, Beacon, Discovery and European have identical basic investment restrictions, and Mutual Shares, Qualified, Beacon, European and Financial Services have identical investment objectives, Franklin Mutual seeks to retain certain historical differences among the Funds on an informal basis. Mutual Shares, Qualified and Beacon have generally invested in larger and medium sized companies with large share trading volume. Discovery, in comparison to the other Funds, has tended to invest proportionately more of its portfolio in smaller companies (see the discussion of investment policies above) and in foreign companies (see "Non-U.S. Securities"). Qualified was originally intended for purchase by pension plans, profit sharing plans and other nontaxpaying entities, and the portfolio was intended to have greater flexibility due to reduced concerns about the tax effects on shareholders. Depending on market conditions, and any future changes in tax laws, Franklin Mutual expects that it will purchase securities for Qualified which satisfy such a goal, although currently Qualified operates in the same fashion as Mutual Shares and Beacon. Financial Services and European will utilize the same investment philosophy but will apply it in the context of investing in the financial services industry and European securities, respectively. Allocation of investments among the Funds will also depend upon, among other things, the amount of cash in, and relative size of each Fund's portfolio. In addition, the factors outlined above are not mutually exclusive and a particular security may be owned by more than one of the Funds.

Other Policies and Restrictions. The Fund has a number of additional investment restrictions that limit its activities to some extent. Some of these restrictions may only be changed with shareholder approval. For a list of these restrictions and more information about the Fund's investment policies, please see "How does the Fund Invest its Assets?" and "Restrictions and Limitations" in the SAI.

Each of the Fund's policies and restrictions discussed in this prospectus and in the SAI is considered at the time the Fund makes an investment. The Fund is generally not required to sell a security because of a change in circumstances.


WHO MANAGES THE FUND?

The Board. The Board oversees the management of the Fund and elects its officers. The officers are responsible for the Fund's day-to-day operations. The Board also monitors the Fund to ensure no material conflicts exist between the Fund's classes of shares. While none is expected, the Board will act appropriately to resolve any material conflict that may arise.

Investment Manager. Franklin Mutual manages the Fund's assets and makes its investment decisions. It is wholly owned by Resources, a publicly owned company engaged in the financial services industry through its subsidiaries. Charles B. Johnson and Rupert H. Johnson, Jr. are the principal shareholders of Resources. Together, Franklin Mutual and its affiliates manage over $207 billion in assets. Please see "Investment Management and Other Services" and "Miscellaneous Information" in the SAI for information on securities transactions and a summary of the Fund's Code of Ethics.

Management Team. The team responsible for the day-to-day management of the Fund's portfolio is: Michael F. Price since 1975, Jeffrey A. Altman since 1988, Robert L. Friedman since 1988, Raymond Garea since 1991, Peter A. Langerman since 1986 and Lawrence N. Sondike since 1984.

Michael F. Price
Chief Executive Officer and President of Franklin Mutual

Mr. Price has a Bachelor of Arts degree in Business Administration from the University of Oklahoma. Prior to November 1996, Mr. Price was President and Chairman of Heine, the former investment manager for Franklin Mutual Series Fund Inc. He became Chief Executive Officer of Franklin Mutual in November 1996. He is Chairman of the Board and President of Franklin Mutual Series Fund Inc.

Jeffrey A. Altman
Senior Vice President of Franklin Mutual

Mr. Altman has a Bachelor of Science degree from Tulane University. Prior to November 1996, Mr. Altman was employed as a Research Analyst and Trader for Heine, the former investment manager for Franklin Mutual Series Fund Inc. He joined Franklin Mutual in November 1996. He is a Vice President of Franklin Mutual Series Fund Inc.

Robert L. Friedman
Senior Vice President of Franklin Mutual

Mr. Friedman has a Bachelor of Arts degree in Humanities from Johns Hopkins University and a Masters in Business Administration from the Wharton School, University of Pennsylvania. Prior to November 1996, Mr. Friedman was a Research Analyst for Heine, the former investment manager for Franklin Mutual Series Fund Inc. He joined Franklin Mutual in November 1996. He is a Vice President of Franklin Mutual Series Fund Inc.

Raymond Garea
Senior Vice President of Franklin Mutual

Mr. Garea has a Bachelor of Science degree in Engineering from Case Institute of Technology and a Masters in Business Administration from the University of Michigan. Prior to November 1996, he was a Research Analyst for Heine, the former investment manager for Franklin Mutual Series Fund Inc. He joined Franklin Mutual in November 1996. He is a Vice President of Franklin Mutual Series Fund Inc.

Peter A. Langerman
Chief Operating Officer and Senior Vice President of Franklin Mutual

Mr. Langerman has a Bachelor of Arts degree from Yale University, a Masters in Science from New York University Graduate School of Business and a Juris Doctor from Stanford University Law School. Prior to November 1996, he was a Research Analyst for Heine, the former investment manager for Franklin Mutual Series Fund Inc. He joined Franklin Mutual in November 1996. Mr. Langerman is a director and Executive Vice President of Franklin Mutual Series Fund Inc.

Lawrence N. Sondike
Senior Vice President of Franklin Mutual

Mr. Sondike has a Bachelor of Arts degree from Cornell University and a Masters in Business Administration from New York University Graduate School of Business. Prior to November 1996, he was a Research Analyst for Heine, the former investment manager for Franklin Mutual Series Fund Inc. He joined Franklin Mutual in November 1996. He is a Vice President of Franklin Mutual Series Fund Inc.

Management Fees. During the fiscal year ended December 31, 1996, management fees, before any advance waiver, totaled 0.60%, 0.60%, 0.60%, 0.80% and 0.80% of the average daily net assets of Mutual Shares, Qualified, Beacon, Discovery, and European, respectively. Total operating expenses of the class were 0.72%, 0.78%, 0.75%, 0.99% and 1.15% of the average daily net assets of Mutual Shares, Qualified, Beacon, Discovery, and European, respectively. Under an agreement by Franklin Mutual to limit its fees, Mutual Shares, Qualified, Beacon, Discovery, and European paid management fees totaling 0.58%, 0.57%, 0.58%, 0.77% and 0.74%, respectively, and operating expenses totaling 0.70%, 0.75%, 0.73%, 0.96% and 1.09%, respectively.

The Fund pays its own operating expenses. These expenses include Franklin Mutual's management fees; taxes, if any; custodian, legal and auditing fees; the fees and expenses of Board members who are not members of, affiliated with, or interested persons of Franklin Mutual; fees of any personnel not affiliated with Franklin Mutual; insurance premiums; trade association dues; expenses of obtaining quotations for calculating the Fund's Net Asset Value; and printing and other expenses that are not expressly assumed by Franklin Mutual. The Board has determined the method and procedure for allocating expenses between the series and the classes of Mutual Series and reserves the right to modify such method and procedures.

Under their management agreements, the Funds pay Franklin Mutual a management fee equal to an annual rate of 0.60% of the average daily net assets of Mutual Shares, Qualified and Beacon, and 0.80% of the average daily net assets of Discovery, European and Financial Services. The fee is computed at the close of business on the last business day of each month.

Portfolio Transactions. Franklin Mutual seeks to obtain the best execution on all transactions. If Franklin Mutual believes more than one broker or dealer can provide the best execution, it may consider research and related services and the sale of Fund shares, as well as shares of other funds in the Franklin Templeton Group of Funds, when selecting a broker or dealer. To the extent that any of the Funds owns more than 5% of the securities of a broker-dealer, that broker-dealer may be considered to be an affiliated person of such Fund. If such Fund places any portfolio transactions through the broker-dealer, such Fund would be required to comply with certain rules of the SEC relating to the payment of brokerage commissions to affiliated broker-dealers. Please see "How does the Fund Buy Securities for its Portfolio?" in the SAI for more information.

Administrative Services. FT Services provides certain administrative services and facilities for the Fund. Under its administration agreement, the Fund pays FT Services a monthly administration fee equal to an annual rate of 0.15% of the Fund's average daily net assets up to $200 million, 0.135% of average daily net assets over $200 million up to $700 million, 0.10% of average daily net assets over $700 million up to $1.2 billion, and 0.075% of average daily net assets over $1.2 billion. During the two-month period ended December 31, 1996, annualized administration fees totaling 0.08% of the average daily net assets of each series were paid to FT Services. These fees are included in the amount of total expenses shown above. Please see "Investment Management and Other Services" in the SAI for more information.

Prior Services. Before November 1, 1996, Heine managed the Fund's assets and made its investment decisions under separate investment management agreements that were substantially the same as the management agreement currently in effect with Franklin Mutual.

HOW DOES THE FUND MEASURE PERFORMANCE?

From time to time, Class Z of the Fund advertises its performance. The more commonly used measure of performance is total return.

Total return is the change in value of an investment over a given period. It assumes any dividends and capital gains are reinvested.

The investment results of Class Z will vary. Performance figures are always based on past performance and do not guarantee future results. For a more detailed description of how the Fund calculates its performance figures, please see "How does the Fund Measure Performance?" in the SAI.

HOW TAXATION AFFECTS THE FUND AND ITS SHAREHOLDERS

The following discussion reflects some of the tax considerations that affect mutual funds and their shareholders. For more information on tax matters relating to the Fund and its shareholders, see "Additional Information on Distributions and Taxes" in the SAI.

Each series is treated as a separate entity for federal income tax purposes. The Fund has elected and intends to continue to qualify as a regulated investment company under Subchapter M of the Code. By distributing all of its income and meeting certain other requirements relating to the sources of its income and diversification of its assets, the Fund will generally not be liable for federal income or excise taxes.

You will generally have to pay Federal income taxes on the dividends and distributions you receive from a series and on gains realized upon redemption of your shares.

Following each calendar year, you will receive information for tax purposes on the dividends and capital gain distributions received during the previous year. The Fund may make distributions from net investment income or capital gain and may also make distributions in kind. Dividends from net investment income and any net short-term capital gain will be taxable as ordinary income whether received in cash or in kind. Any distributions designated as realized net capital gain (the excess of net long-term capital gain over net short-term capital loss) will be taxable as long-term capital gain, regardless of the holding period of your shares of such series. All or a portion of any dividends paid by the Fund to corporate shareholders may, under certain circumstances, be eligible for the dividends received deduction. Credit for foreign taxes paid by the Fund have generally not been available to shareholders.

If you buy shares shortly before the record date, please keep in mind that any distribution will lower the value of the Fund's shares by the amount of the distribution and generally be subject to tax.

The IRS requires backup withholding of federal income tax of 31% of the gross amount of dividends, capital gain distributions, and redemption proceeds paid or credited to shareholders who do not furnish a valid social security or taxpayer identification number. If you are using the Fund as a medium for tax qualified retirement plans, you may be subject to a 20% mandatory withholding upon withdrawal under certain circumstances.

Redemptions of shares of a series will be taxable transactions for federal income tax purposes. Generally, gain or loss will be recognized in an amount equal to the difference between your basis in your shares and the amount received. Assuming that such shares are held as a capital asset, such gain or loss will be a capital gain or loss and will be a long-term capital gain or loss if you have held your shares for a period of more than one year. If you redeem shares of any series at a loss and make an additional investment in the same series 30 days before or after your redemption, the loss may be disallowed under the wash sale rules.

Income received by each series from sources outside the U.S. may be subject to withholding and other foreign taxes. As long as more than 50% of the value of a particular series' assets at the close of any taxable year consists of securities of foreign corporations, as is anticipated for European, such series intends to elect to treat any foreign income paid by the series as if it were paid by shareholders. Accordingly, the amount of foreign income taxes paid by European will be included in the income of its shareholders and the European shareholders will be entitled to credit their portions of those amounts against their U.S. federal income taxes, if any, or to deduct such portions from their taxable income. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions. In addition, certain individual shareholders may be subject to rules that limit or reduce their ability to deduct fully their pro rata share of foreign taxes. Shortly after any year for which it makes such an election, European will report to its shareholders, in writing, the amount per share of any foreign tax that must be included in each shareholder's gross income and the amount that will be available for deduction or credit.

In general, a credit for foreign taxes may not exceed the U.S. shareholder's U.S. federal income tax attributable to its foreign source taxable income. If European elects to treat foreign taxes paid by the series as paid by the shareholders as described in the preceding paragraph, the source of European's income will flow through to its shareholders for purposes of calculating the limitation on foreign tax credits. Dividends and interest received by the Fund in respect of non-U.S. securities will give rise to foreign source income to shareholders. Please consult your tax advisors with respect to the federal, state, local or foreign tax consequences of the pass-through of foreign tax credits described above.

The foregoing summary of federal income tax consequences is included herein for general informational purposes only. It does not address the tax consequences to all investors and does not address the tax consequences under state, local, foreign and other tax laws. Please consult your own tax advisors with respect to the tax consequences of an investment in the Fund.


HOW IS THE FUND ORGANIZED?

Each Fund is a diversified series of Mutual Series, an open-end management investment company, commonly called a mutual fund. Mutual Series was organized as a Maryland corporation on November 12, 1987, and is registered with the SEC. Each Fund, with the exception of Financial Services, which was not effective until August 19, 1997, began offering three classes of shares on November 1, 1996: Mutual Shares Fund Class Z, Mutual Shares Fund - Class I, Mutual Shares Fund - Class II, Mutual Qualified Fund - Class Z, Mutual Qualified Fund - Class I, Mutual Qualified Fund Class II, Mutual Beacon Fund - Class Z, Mutual Beacon Fund - Class I, Mutual Beacon Fund - Class II, Mutual European Fund - Class Z, Mutual European Fund - Class I, Mutual European Fund - Class II, Mutual Discovery Fund - Class Z, Mutual Discovery Fund - Class I, and Mutual Discovery Fund - Class II. All shares outstanding before the offering of Class I and Class II shares on November 1, 1996, are considered Class Z shares. Financial Services was created initially with, and offers, three classes of shares: Class I, Class II, and Class Z. Additional series and classes of shares may be offered in the future.

Shares of each class represent proportionate interests in the assets of the Fund and have the same voting and other rights and preferences as any other class of the Fund for matters that affect the Fund as a whole. For matters that only affect one class, however, only shareholders of that class may vote. Each class will vote separately on matters affecting only that class, or expressly required to be voted on separately by state or federal law. Shares of each class of a series have the same voting and other rights and preferences as the other classes and series of Mutual Series for matters that affect Mutual Series as a whole.

Mutual Series has noncumulative voting rights. This gives holders of more than 50% of the shares voting the ability to elect all of the members of the Board. If this happens, holders of the remaining shares voting will not be able to elect anyone to the Board.

Mutual Series does not intend to hold annual shareholder meetings. Mutual Series or a Fund may hold special meetings, however, for matters requiring shareholder approval. A meeting may also be called by the Board in its discretion or by shareholders holding at least 10% of the outstanding shares. In certain circumstances, we are required to help you communicate with other shareholders about the removal of a Board member.

As of July 22, 1997, Michael F. Price owned of record and beneficially more than 25% of the outstanding shares of Class Z of European.


ABOUT YOUR ACCOUNT

HOW DO I BUY SHARES?


Opening Your Account
Shares of the Fund may be purchased without a sales charge. To open your account, contact your investment representative or complete and sign the enclosed shareholder application and return it to the Fund with your check. CURRENTLY, THE FUND DOES NOT ALLOW INVESTMENTS BY MARKET TIMERS.

                     MINIMUM
                  INVESTMENTS*
-------------------------------------------------------

To Open Your Account          $5,000,000
To Add to Your Account             $25

*We waive or lower these minimums for certain investors listed below. We may also refuse any order to buy shares. To determine if you meet the minimum investment requirement, the amount of your current purchase is added to the cost or current value, whichever is higher, of your existing shares in the Franklin Templeton Funds. At least $1 million of this amount, however, must be invested in Advisor Class or Class Z shares of any of the Franklin Templeton Funds.

The Fund's minimum initial investment requirement will not apply to purchases by:

 1. Existing shareholders of any series as of October 31, 1996, and their immediate family members residing at the same address subject to the other terms and conditions as set forth in this prospectus

 2. Redemption proceeds from a sale of Class Z shares of the Fund if reinvested in the same class of shares of any series within 365 days of the redemption date

 3. A direct rollover to an IRA by employees of a company with a non-custodial pension plan set up as an omnibus account on October 31, 1996

 4. Partnership shareholders who have an account on October 31, 1996, whether or not they are listed on the registration

 5. Investment companies exchanging shares or selling assets pursuant to a merger, acquisition, or exchange offer or other business combination transaction

 6. New participants and accounts of employer-sponsored retirement plans invested in the Fund as of October 31, 1996, and employees who own Fund shares through an employer-sponsored retirement plan as of October 31, 1996, who wish to open new individual Class Z accounts in their own names

 7. Corporate shareholders invested in the Fund as of October 31, 1996, using the same registration, or new companies of such corporate shareholders that have been reorganized into smaller, independent companies

 8. Shareholders who owned shares of the Fund through a broker-dealer or service agent omnibus account on October 31, 1996

 9. Broker-dealers, registered investment advisors or certified financial planners who have entered into an agreement with Distributors for clients participating in comprehensive fee programs

10. Qualified registered investment advisors or certified financial planners who have clients invested in Mutual Series on October 31, 1996, or who buy through a broker-dealer or service agent who has entered into an agreement with Distributors

11. Officers, trustees, directors and full-time employees of the Franklin Templeton Funds or the Franklin Templeton Group and their immediate family members, subject to a $100 minimum investment requirement

12. Accounts managed by the Franklin Templeton Group

13. The Franklin Templeton Profit Sharing 401(k) Plan

14. Each series of the Franklin Templeton Fund Allocator Series investing in Mutual Shares and Discovery, subject to a $1,000 minimum initial and subsequent investment requirement

15. Employer stock, bonus, pension or profit sharing plans that meet the requirements for qualification under Section 401 of the Code, including salary reduction plans qualified under Section 401(k) of the Code, and that
    (i) are sponsored by an employer with at least 5,000 employees, or (ii have plan assets of $50 million or more

16. Trust companies and bank trust departments initially investing in the Franklin Templeton Funds at least $1 million of assets held in a fiduciary, agency, advisory, custodial or similar capacity and over which the trust companies and bank trust departments or other plan fiduciaries or participants, in the case of certain retirement plans, have full or shared investment discretion

17. Defined benefit plans or governments, municipalities, and tax-exempt entities that meet the requirements for qualification under Section 501 of the Code, subject to a $1 million initial investment in Class Z shares

18. Any other investor, including a private investment vehicle such as a family trust or foundation, who is a member of a qualified group, if the group as a whole meets the $5 million minimum investment requirement. A qualified group is one that:

   o Was formed at least six months ago,

   o Has a purpose other than buying Fund shares at a discount,

   o Has more than 10 members,

   o Can arrange for meetings between our representatives and group members,

   o Agrees to include Franklin Templeton Fund sales and other materials in publications and mailings to its members at reduced or no cost to Distributors,

   o Agrees to arrange for payroll deduction or other bulk transmission of investments to the Fund, and

   o Meets other uniform criteria that allow Distributors to achieve cost savings in distributing shares.

Telephone Purchases

If you are a current shareholder, you may buy Fund shares by calling the Fund at 1-800-448-FUND prior to the earlier of 4:00 p.m. Eastern time or the close of the NYSE. Telephone purchases must be for at least $1,000 and must be made in an account that has an existing balance equal to at least one half of the telephone purchase. Please see section seven of the application.

How Do I Buy Shares in Connection with Retirement Plans?
Your individual or employer-sponsored retirement plan may invest in the Fund. Plan documents are required for all retirement plans. Trust Company can provide the plan documents for you and serve as custodian or trustee.

Trust Company can provide you with brochures containing important information about its plans. To establish a Trust Company retirement plan, you will need an application other than the one included in this prospectus. For a retirement plan brochure or application, call Retirement Plan Services.

Please consult your legal, tax or retirement plan specialist before choosing a retirement plan. Your investment representative or advisor can help you make investment decisions within your plan.


Payments to Securities Dealers

Securities Dealers who initiate and are responsible for purchases of Class Z shares may receive up to 0.25% of the amount invested. The payment is subject to the sole discretion of Distributors, and is paid by Distributors or one of its affiliates and not by the Fund or its shareholders.

For information on additional compensation payable to Securities Dealers in connection with the sale of Fund shares, please see "How Do I Buy, Sell and Exchange Shares? - Other Payments to Securities Dealers" in the SAI.

MAY I EXCHANGE SHARES FOR SHARES OF ANOTHER FUND?

We offer a wide variety of funds. If you would like, you can move your investment from your Fund account to an existing or new account in another Franklin Templeton Fund (an "exchange"). Because it is technically a sale and a purchase of shares, an exchange is a taxable transaction.

Before making an exchange, please read the prospectus of the fund you are interested in. This will help you learn about the fund, its investment objective and policies, and its rules and requirements for exchanges. For example, some Franklin Templeton Funds do not accept exchanges and some do not offer Class Z or Advisor Class shares.

METHOD           STEPS TO FOLLOW
-------------------------------------------------------------------------

BY MAIL          1. Send us written instructions signed by all account owners

                 2. Include any outstanding share certificates for the shares you're exchanging
-------------------------------------------------------------------------

BY PHONE         Call Shareholder Services

                  If you do not want the ability to exchange by phone to apply to your account, please let us know.
---------------------------------------------------------------------------

THROUGH YOUR DEALER     Call your investment representative
--------------------------------------------------------------------------

Please refer to "Transaction Procedures and Special Requirements" for other important information on how to exchange shares.


Exchange Restrictions

Please be aware that the following restrictions apply to exchanges:

o You may only exchange shares within the same class, except as noted below.

o The accounts must be identically registered. You may, however, exchange shares from a Fund account requiring two or more signatures into an identically registered money fund account requiring only one signature for all transactions. Please notify us in writing if you do not want this option to be available on your account. Additional procedures may apply. Please see "Transaction Procedures and Special Requirements."

o Trust Company IRA or 403(b) retirement plan accounts may exchange shares as described above. Restrictions may apply to other types of retirement plans. Please contact Retirement Plan Services for information on exchanges within these plans.

o    The fund you are exchanging into must be eligible for sale in your state.

o We may modify or discontinue our exchange policy if we give you 60 days' written notice.

o    Currently, the Fund does not allow investments by Market Timers.

o Mutual Series Class Z shareholders of record on October 31, 1996, and others who would not qualify to buy Class I shares of Franklin Templeton Funds at Net Asset Value, may exchange their shares for Class I shares at Net Asset Value of other Franklin Templeton Funds, as permitted by each fund's current prospectus, provided those shares have been held at least six consecutive months in any one Fund prior to the exchange.

Because excessive trading can hurt Fund performance, operations, and shareholders, we may refuse any exchange purchase if (i) we believe the Fund would be harmed or unable to invest effectively, or (ii) the Fund receives or anticipates simultaneous orders that may significantly affect the Fund.


Limited Exchanges Between Different Classes of Shares

If you qualify to buy Advisor Class shares of the Franklin Templeton Funds and you want to exchange into a fund that does not currently offer an Advisor Class, you may exchange your Class Z shares for Class I shares of that fund at Net Asset Value. If you qualify to buy Advisor Class shares of the Franklin Templeton Funds and you do not qualify to buy Advisor Class shares of Templeton Developing Markets Trust, Templeton Foreign Fund or Templeton Growth Fund, you may exchange the Class Z shares you own for Class I shares of those funds or of Templeton Institutional Funds, Inc. at Net Asset Value. If you do so and you later decide you would like to exchange into a fund that offers a Class Z or Advisor Class, you may exchange your Class I shares for Class Z or Advisor Class shares of that fund.

HOW DO I SELL SHARES?

You may sell (redeem) your shares at any time.

METHOD           STEPS TO FOLLOW
-----------------------------------------------------------------------

BY MAIL          1. Send us written instructions signed by all account owners

                 2. Include any outstanding share certificates for the shares you are selling

                 3. Provide a signature guarantee if required

                 4. Corporate, partnership and trust accounts may need
                    to send additional documents. Accounts under court jurisdiction may have other requirements.
-----------------------------------------------------------------------

BY PHONE         Call Shareholder Services

                 Telephone requests will be accepted:

                 o If the request is $50,000 or less. Institutional accounts may exceed $50,000 by completing a separate agreement. Call Institutional Services to receive a copy.

                 o If there are no share certificates issued for the shares you want to sell or you have already returned them to the Fund

                 o Unless you are selling shares in a Trust Company retirement plan account

                 o Unless the address on your account was changed by phone
                   within the last 15 days

                 If you do not want the ability to redeem by phone to
                 apply to your account, please let us know.
----------------------------------------------------------------------------

THROUGH YOUR DEALER     Call your investment representative
--------------------------------------------------------------------------

We will send your redemption check within seven days after we receive your request in proper form. If you would like the check sent to an address other than the address of record or made payable to someone other than the registered owners on the account, send us written instructions signed by all account owners, with a signature guarantee. We are not able to receive or pay out cash in the form of currency.

If you sell shares you recently purchased with a check or draft, we may delay sending you the proceeds for up to 15 days or more to allow the check or draft to clear. A certified or cashier's check may clear in less time.

Under unusual circumstances, we may suspend redemptions or postpone payment for more than seven days as permitted by federal securities law.

Please refer to "Transaction Procedures and Special Requirements" for other important information on how to sell shares.


Trust Company Retirement Plan Accounts

To comply with IRS regulations, you need to complete additional forms before selling shares in a Trust Company retirement plan account. Tax penalties generally apply to any distribution from these plans to a participant under age 591/2, unless the distribution meets an exception stated in the Code. To obtain the necessary forms, please call Retirement Plan Services.


WHAT DISTRIBUTIONS MIGHT I RECEIVE FROM THE FUND?

The Fund declares dividends from its net investment income semi-annually. The distributions are frequently declared at mid-year and during late December. Capital gains, if any, may be distributed twice a year, usually once in December and once at mid-year.

Dividend payments are not guaranteed, are subject to the Board's discretion and may vary with each payment. THE FUND DOES NOT PAY "INTEREST" OR GUARANTEE ANY FIXED RATE OF RETURN ON AN INVESTMENT IN ITS SHARES.

If you buy shares shortly before the record date, please keep in mind that any distribution will lower the value of the Fund's shares by the amount of the distribution and you will then receive a portion of the price you paid back in the form of a taxable distribution.


Distribution Options

You may receive your distributions from the Fund in any of these ways:

1. Buy additional shares of the Fund - You may buy additional shares of the same class of the Fund by reinvesting capital gain distributions, or both dividend and capital gain distributions. This is a convenient way to accumulate additional shares and maintain or increase your earnings base.

2. Buy shares of other Franklin Templeton Funds - You may direct your distributions to buy the Advisor Class of another Franklin Templeton Fund. You may also direct your distributions to buy Class I shares of another Franklin Templeton Fund. Many shareholders find this a convenient way to diversify their investments.

3. Receive distributions in cash - You may receive dividends, or both dividend and capital gain distributions, in cash. If you have the money sent to another person or to a checking account, you may need a signature guarantee.

TO SELECT ONE OF THESE OPTIONS, PLEASE COMPLETE SECTIONS 6 AND 7 OF THE SHAREHOLDER APPLICATION INCLUDED WITH THIS PROSPECTUS OR TELL YOUR INVESTMENT REPRESENTATIVE WHICH OPTION YOU PREFER. IF YOU DO NOT SELECT AN OPTION, WE WILL AUTOMATICALLY REINVEST DIVIDEND AND CAPITAL GAIN DISTRIBUTIONS IN THE SAME CLASS OF THE FUND. You may change your distribution option at any time by notifying us by mail or phone. Please allow at least seven days before the record date for us to process the new option. For Trust Company retirement plans, special forms are required to receive distributions in cash.

TRANSACTION PROCEDURES AND SPECIAL REQUIREMENTS

Share Price

You buy and sell Class Z shares at the Net Asset Value per share. The Net Asset Value we use when you buy or sell shares is the one next calculated after we receive your transaction request in proper form. If you buy or sell shares through your Securities Dealer, however, we will use the Net Asset Value next calculated after your Securities Dealer receives your request, which is promptly transmitted to the Fund. Your redemption proceeds will not earn interest between the time we receive the order from your dealer and the time we receive any required documents.

How and When Shares are Priced

The Fund is open for business each day the NYSE is open. We determine the Net Asset Value per share as of the scheduled close of the NYSE, generally 4:00 p.m. Eastern time. You can find the prior day's closing Net Asset Value in many newspapers.

The Net Asset Value of all outstanding shares of each class is calculated on a pro rata basis. It is based on each class' proportionate participation in the Fund, determined by the value of the shares of each class. To calculate Net Asset Value per share of each class, the assets of each class are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares of the class outstanding. The Fund's assets are valued as described under "How are Fund Shares Valued?" in the SAI.

Proper Form

An order to buy shares is in proper form when we receive your signed shareholder application and check. Written requests to sell or exchange shares are in proper form when we receive written instructions signed by all registered owners, with a signature guarantee if necessary. We must also receive any outstanding share certificates for those shares.

Written Instructions

Written instructions must be signed by all registered owners. To avoid any delay in processing your transaction, they should include:

     o Your name,

     o The Fund's name,

     o The class of shares,

     o A description of the request,

     o For exchanges, the name of the fund you are exchanging into,

     o Your account number,

     o The dollar amount or number of shares, and

     o A telephone number where we may reach you during the day, or in the evening if preferred.


Signature Guarantees

For our mutual protection, we require a signature guarantee in the following situations:

1) You wish to sell over $50,000 worth of shares,

2) You want the proceeds to be paid to someone other than the registered owners,

3) The proceeds are not being sent to the address of record, preauthorized bank account, or preauthorized brokerage firm account,

4) We receive instructions from an agent, not the registered owners,

5) We believe a signature guarantee would protect us against potential claims based on the instructions received.

A signature guarantee verifies the authenticity of your signature. You should be able to obtain a signature guarantee from a bank, broker, credit union, savings association, clearing agency, or securities exchange or association. A NOTARIZED SIGNATURE IS NOT SUFFICIENT.

Share Certificates

We will credit your shares to your Fund account. We do not issue share certificates unless you specifically request them. This eliminates the costly problem of replacing lost, stolen or destroyed certificates. If a certificate is lost, stolen or destroyed, you may have to pay an insurance premium of up to 2% of the value of the certificate to replace it. Any outstanding share certificates must be returned to the Fund if you want to sell or exchange those shares or if you would like to start a systematic withdrawal plan. The certificates should be properly endorsed. You can do this either by signing the back of the certificate or by completing a share assignment form. For your protection, you may prefer to complete a share assignment form and to send the certificate and assignment form in separate envelopes.

Telephone Transactions

You may initiate many transactions by phone. Please refer to the sections of this prospectus that discuss the transaction you would like to make or call Shareholder Services.

When you call, we will request personal or other identifying information to confirm that instructions are genuine. We may also record calls. We will not be liable for following instructions communicated by telephone if we reasonably believe they are genuine. For your protection, we may delay a transaction or not implement one if we are not reasonably satisfied that the instructions are genuine. If this occurs, we will not be liable for any loss.

If our lines are busy or you are otherwise unable to reach us by phone, you may wish to ask your investment representative for assistance or send us written instructions, as described elsewhere in this prospectus. If you are unable to execute a transaction by phone, we will not be liable for any loss.

Trust Company Retirement Plan Accounts. We cannot accept instructions to sell shares or change distribution options on Trust Company retirement plans by phone. While you may exchange shares of Trust Company IRA and 403(b) retirement accounts by phone, certain restrictions may be imposed on other retirement plans.

To obtain any required forms or more information about distribution or transfer procedures, please call Retirement Plan Services.


Account Registrations and Required Documents

When you open an account, we need you to tell us how you want your shares registered. How you register your account will affect your ownership rights and ability to make certain transactions. If you have questions about how to register your account, you should consult your investment representative or legal advisor. Please keep the following information in mind when registering your account.

Joint Ownership. If you open an account with two or more owners, we register the account as "joint tenants with rights of survivorship" unless you tell us otherwise. An account registered as "joint tenants with rights of survivorship" is shown as "Jt Ten" on your account statement. For any account with two or more owners, all owners must sign instructions to process transactions and changes to the account. Even if the law in your state says otherwise, we cannot accept instructions to change owners on the account unless ALL owners agree in writing. If you would like another person or owner to sign for you, please send us a current power of attorney.

Gifts and Transfers to Minors. You may set up a custodial account for a minor under your state's Uniform Gifts/Transfers to Minors Act. Other than this form of registration, a minor may not be named as an account owner.

Trusts. You should register your account as a trust only if you have a valid written trust document. This avoids future disputes or possible court action over who owns the account.

Required Documents. For corporate, partnership and trust accounts, please send us the following documents when you open your account. This will help avoid delays in processing your transactions while we verify who may sign on the account.

TYPE OF ACCOUNT  DOCUMENTS REQUIRED
--------------------------------------------------------------------

CORPORATION      Corporate Resolution
-------------------------------------------------------------------

PARTNERSHIP      1. The pages from the partnership agreement that identify the general partners, or

                 2. A certification for a partnership agreement
-----------------------------------------------------------------------

TRUST            1. The pages from the trust document that identify the
                    trustees, or

                 2. A certification for trust
---------------------------------------------------------------------------

Street or Nominee Accounts. If you have Fund shares held in a "street" or "nominee" name account with your Securities Dealer, you may transfer the shares to the street or nominee name account of another Securities Dealer. Both dealers must have an agreement with Distributors or we cannot process the transfer. Contact your Securities Dealer to initiate the transfer. We will process the transfer after we receive authorization in proper form from your delivering Securities Dealer. Accounts may be transferred electronically through the NSCC. For accounts registered in street or nominee name, we may take instructions directly from the Securities Dealer or your nominee.


Important Information If You Have an Investment Representative If there is a Securities Dealer or other representative of record on your account, we are authorized: (1) to provide confirmations, account statements and other information about your account directly to your dealer and/or representative; and (2) to accept telephone and electronic instructions directly from your dealer or representative, including instructions to exchange or redeem your shares. Electronic instructions may be processed through established electronic trading systems and programs used by the Fund. Telephone instructions directly from your representative will be accepted unless you have let us know that you do not want telephone privileges to apply to your account.


Tax Identification Number

The IRS requires us to have your correct Social Security or tax identification number on a signed shareholder application or applicable tax form. Federal law requires us to withhold 31% of your taxable distributions and sale proceeds if
(i) you have not furnished a certified correct taxpayer identification number,
(ii) you have not certified that withholding does not apply, (iii) the IRS or a Securities Dealer notifies the Fund that the number you gave us is incorrect, or
(iv) you are subject to backup withholding.

We may refuse to open an account if you fail to provide the required tax identification number and certifications. We may also close your account if the IRS notifies us that your tax identification number is incorrect. If you complete an "awaiting TIN" certification, we must receive a correct tax identification number within 60 days of your initial purchase to keep your account open.

Keeping Your Account Open

Due to the relatively high cost of maintaining a small account, we may close your account if the value of your shares is less than $300, or $100 for IRA accounts. We will only do this if the value of your account fell below this amount because you voluntarily sold your shares and your account has been inactive (except for the reinvestment of distributions) for at least six months. Before we close your account, we will notify you and give you 30 days to increase the value of your account to $300, or $100 for IRA accounts. These minimums do not apply if you fall within categories 12, 13, 14 or 15 under "How Do I Buy Shares? - Opening Your Account."

SERVICES TO HELP YOU MANAGE YOUR ACCOUNT

Automatic Investment Plan

Our automatic investment plan offers a convenient way to invest in the Fund. Under the plan, you can have money transferred automatically from your savings or checking account to the Fund each month to buy additional shares. If you are interested in this program, please refer to the shareholder application included with this prospectus or contact your investment representative. The market value of the Fund's shares may fluctuate and a systematic investment plan such as this will not assure a profit or protect against a loss. You may discontinue the program at any time by notifying Investor Services by mail or phone.

Systematic Withdrawal Plan

Our systematic withdrawal plan allows you to sell your shares and receive regular payments from your account on a monthly, quarterly, semiannual or annual basis. The value of your account must be at least $5,000 and the minimum payment amount for each withdrawal must be at least $50. For retirement plans subject to mandatory distribution requirements, the $50 minimum will not apply.

If you would like to establish a systematic withdrawal plan, please complete the systematic withdrawal plan section of the shareholder application included with this prospectus and indicate how you would like to receive your payments. You may choose to direct your payments to buy the same class of shares of another Franklin Templeton Fund or have the money sent directly to you, to another person, or to a checking account. Once your plan is established, any distributions paid by the Fund will be automatically reinvested in your account.

You will generally receive your payment by the end of the month in which a payment is scheduled. When you sell your shares under a systematic withdrawal plan, it is a taxable transaction.

You may discontinue a systematic withdrawal plan, change the amount and schedule of withdrawal payments, or suspend one payment by notifying us in writing at least seven business days before the end of the month preceding a scheduled payment. Please see "How Do I Buy, Sell and Exchange Shares? - Systematic Withdrawal Plan" in the SAI for more information.

Statements and Reports to Shareholders

We will send you the following statements and reports on a regular basis:

o    Confirmation  and  account  statements  reflecting   transactions  in  your
     account, including additional purchases and dividend reinvestments. PLEASE VERIFY THE ACCURACY OF YOUR STATEMENTS WHEN YOU RECEIVE THEM.

o Financial reports of the Fund will be sent every six months. To reduce Fund expenses, we attempt to identify related shareholders within a household and send only one copy of a report. Call Fund Information if you would like an additional free copy of the Fund's financial reports.

Institutional Accounts

Additional methods of buying, selling or exchanging shares of the Fund may be available to institutional accounts. Institutional investors may also be required to complete an institutional account application. For more information, call Institutional Services.

Availability of These Services

The services above are available to most shareholders. If, however, your shares are held by a financial institution, in a street name account, or networked through the NSCC, the Fund may not be able to offer these services directly to you. Please contact your investment representative.

WHAT IF I HAVE QUESTIONS ABOUT MY ACCOUNT?

If you have any questions about your account, you may write to Investor Services at P.O. Box 997151, Sacramento, California 95899-9983. The Fund and Franklin Mutual are located at 51 John F. Kennedy Parkway, Short Hills, New Jersey 07078. Distributors is located at 777 Mariners Island Blvd., San Mateo, California 94403-7777. You may also contact us by phone at one of the numbers listed below.

                                        HOURS OF OPERATION (PACIFIC TIME)
DEPARTMENT NAME          TELEPHONE NO.  (MONDAY THROUGH FRIDAY)
-----------------------------------------------------------------------------

Shareholder Services     1-800/448-3863    5:30 a.m. to 5:00 p.m.
Fund Information         1-800/DIAL BEN    5:30 a.m. to 8:00 p.m.
                        (1-800/342-5236)   6:30 a.m. to 2:30 p.m. (Saturday)
Retirement Plans         1-800/448-3863    5:30 a.m. to 5:00 p.m.
Institutional Services   1-800/321-8563    6:00 a.m. to 5:00 p.m.
TDD (hearing impaired)   1-800/851-0637    5:30 a.m. to 5:00 p.m.
Automated
 Telephone Inquiry       1-800/858-3013    24 hours a day, 7 days a
                                           week

Your phone call may be monitored or recorded to ensure we provide you with high quality service. You will hear a regular beeping tone if your call is being recorded.

GLOSSARY

Useful Terms and Definitions

Board - The Board of Directors of the Fund

CD - Certificate of deposit

Class I, Class II and Class Z - The Fund offers three classes of shares, designated "Class I," "Class II," and "Class Z." The three classes have proportionate interests in the Fund's portfolio. They differ, however, primarily in their sales charge and expense structures.

Code - Internal Revenue Code of 1986, as amended

Distributors - Franklin/Templeton Distributors, Inc., the Fund's principal underwriter. The SAI lists the officers and Board members who are affiliated with Distributors. See "Officers and Directors."

Franklin Mutual - Franklin Mutual Advisers, Inc., the Fund's investment manager

Franklin Templeton Funds - The U.S. registered mutual funds in the Franklin Group of Funds(R) and the Templeton Group of Funds except Franklin Valuemark Funds, Franklin Government Securities Trust, Templeton Capital Accumulator Fund, Inc., Templeton Variable Annuity Fund, and Templeton Variable Products Series Fund

Franklin Templeton Group - Franklin Resources, Inc., a publicly owned holding company, and its various subsidiaries

Franklin Templeton Group of Funds - All U.S. registered investment companies in the Franklin Group of Funds(R) and the Templeton Group of Funds

FT Services - Franklin Templeton Services, Inc., the Fund's administrator

Heine - Heine Securities Corporation, the Fund's former investment manager that was acquired by Resources on October 31, 1996

Investor Services - Franklin/Templeton Investor Services, Inc., the Fund's shareholder servicing and transfer agent

IRS - Internal Revenue Service

Market Timers - Market Timers generally include market timing or asset allocation services, accounts administered so as to buy, sell or exchange shares based on predetermined market indicators, or any person or group whose transactions seem to follow a timing pattern or whose transactions include frequent or large exchanges.

Moody's - Moody's Investors Service, Inc.

NASD - National Association of Securities Dealers, Inc.

Net Asset Value (NAV) - The value of a mutual fund is determined by deducting the fund's liabilities from the total assets of the portfolio. The net asset value per share is determined by dividing the net asset value of the fund by the number of shares outstanding.

NSCC - National Securities Clearing Corporation

NYSE - New York Stock Exchange

Resources - Franklin Resources, Inc.

SAI - Statement of Additional Information

S&P - Standard & Poor's Corporation

SEC - U.S. Securities and Exchange Commission

Securities Dealer - A financial institution that, either directly or through affiliates, has an agreement with Distributors to handle customer orders and accounts with the Fund. This reference is for convenience only and does not indicate a legal conclusion of capacity.

Trust Company - Franklin Templeton Trust Company. Trust Company is an affiliate of Distributors and both are wholly owned subsidiaries of Resources.

U.S. - United States

We/Our/Us - Unless the context indicates a different meaning, these terms refer to the Fund and/or Investor Services, Distributors, or other wholly owned subsidiaries of Resources.